Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	MARINA BIOTECH, INC.
Entity Central Index Key	0000737207
Trading Symbol	MRNA
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 413,000	$ 976,000	$ 1,066,000
Restricted cash	692,000	1,011,000	1,017,000
Accounts receivable			59,000
Prepaid expenses and other current assets	208,000	589,000	818,000
Total current assets	1,313,000	2,576,000	2,960,000
Property and equipment, net		2,429,000	3,695,000
Intangible assets	6,700,000	6,700,000	22,734,000
Other assets		45,000	54,000
Total assets	8,013,000	11,750,000	29,443,000
Current liabilities:
Accounts payable	1,760,000	2,536,000	3,922,000
Accrued payroll and employee benefits	249,000	376,000	781,000
Deferred rent, current portion	1,096,000		1,225,000
Other accrued liabilities	553,000	879,000	312,000
Notes payable and accrued interest, net of discount	1,201,000
Deferred revenue	682,000	848,000	34,000
Total current liabilities	5,541,000	4,639,000	6,274,000
Accrued restructuring, net of current portion			148,000
Deferred rent and other liabilities, net of current portion		1,243,000	1,384,000
Fair value liability for price adjustable warrants		3,485,000	1,783,000
Fair value liability for price adjustable warrants and subscription investment units	2,477,000		1,483,000
Deferred tax liabilities	2,345,000	2,345,000	1,202,000
Total liabilities	10,363,000	11,712,000	12,274,000
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value; 100,000 shares authorized: no shares issued and outstanding
Common stock and additional paid-in capital, $0.006 par value; 90,000,000 shares authorized and 2,780,075 shares issed and outstanding as of December 31, 2010; 180,000,000 shares authorized, 10,438,912 shares issued and outstanding as of December 31, 2011 and 180,000,000 shares authorized, 16,166,756 shares issued and outstanding as of September 30, 2012	323,338,000	320,232,000	307,939,000
Accumulated deficit	(325,688,000)	(320,194,000)	(290,770,000)
Total stockholders' equity (deficit)	(2,350,000)	38,000	17,169,000
Total liabilities and stockholders' equity	$ 8,013,000	$ 11,750,000	$ 29,443,000

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets [Abstract]
Preferred stock, par or stated value per share	$ 0.01	$ 0.01	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value per share	$ 0.006	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	180,000,000	90,000,000
Common stock, shares issued	16,166,756	10,438,912	2,780,075
Common stock, shares outstanding	16,166,756	10,438,912	2,780,075

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Operations [Abstract]
Revenue	$ 1,106	$ 286	$ 2,895	$ 629	$ 2,236	$ 2,460
Operating expenses:
Research and development	753	2,955	4,506	9,077	11,438	18,105
Selling, general and administrative	598	1,852	3,306	6,503	8,369	10,359
Loss on impairment of intangible assets					16,034
Restructuring	1,446	1,104	1,481	1,390	1,390	3,526
Total operating expenses	2,797	5,911	9,293	16,970	37,231	31,990
Loss from operations	(1,691)	(5,625)	(6,398)	(16,341)	(34,995)	(29,530)
Other income (expense):
Interest and other income						244
Interest and other expense	(201)		(2,466)			(2,827)
Change in fair value liability for price adjustable warrants and subscription investment units	50	1,238	3,278	4,704	6,714	4,360
Gain on settlement of liabilities, net	92		92			(18)
Total other income (expense), net	(59)	1,238	904	4,704	6,714	1,777
Net loss before income tax expense					(28,281)	(27,753)
Income tax expense					1,143
Net loss	$ (1,750)	$ (4,387)	$ (5,494)	$ (11,637)	$ (29,424)	$ (27,753)
Net loss per common share - basic and diluted	$ (0.12)	$ (0.55)	$ (0.44)	$ (2.22)	$ (4.65)	$ (15.8)
Shares used in computing net loss per share - basic and diluted	14,309	8,041	12,417	5,248	6,328	1,757

Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total	Common Stock and Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009	$ (6,886,000)	$ 256,131,000	$ (263,017,000)
Balance, shares at Dec. 31, 2009		1,020,174
Proceeds from the issuance of common shares and warrants, net	1,693,000	1,693,000	0
Proceeds from the issuance of common shares and warrants, net, shares		314,139
Shares issued in connection with acquisition of Cequent Pharmaceuticals and termination of notes payable and warrants issued to Cequent	30,337,000	30,337,000	0
Shares issued in connection with acquisition of Cequent Pharmaceuticals and termination of notes payable and warrants issued to Cequent (in shares)		988,285
Shares issued in connection with license agreement	3,790,000	3,790,000	0
Shares issued in connection with license agreement, shares		141,949
Fractional shares redeemed in reverse stock split	0	0	0
Fractional shares redeemed, shares		(22)
Proceeds from employee stock purchase plan purchases	2,719,000
Proceeds from the exercise of subscription investment units and warrants		2,719,000	0
Proceeds from the exercise of subscription investment units and warrants (in shares)		71,284
Reclassification of fair value of warrants exercised	2,878,000	2,878,000	0
Reclassification of fair value of warrants exercised (in shares)		0
Reclassification of fair value for price adjustable warrants from liability to equity upon elimination of price adjustment feature	4,459,000	4,459,000	0
Reclassification of fair value for price adjustable warrants from liability to equity upon elimination of price adjustment feature (in shares)		0
Shares issued in connection with settlement of liabilities	3,916,000	3,916,000	0
Shares issued in connection with settlement of liabilities, shares		244,266
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures	2,016,000	2,016,000	0
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures (in shares)		0
Net loss	(27,753,000)	0	0
Balance at Dec. 31, 2010	17,169,000	307,939,000	(290,770,000)
Balance, shares at Dec. 31, 2010	2,780,075	2,780,075
Proceeds from the issuance of common shares and warrants, net	6,227,000	6,227,000	0
Proceeds from the issuance of common shares and warrants, net, shares		4,414,251
Shares issued in connection with license agreement	80,000	80,000	0
Shares issued in connection with license agreement, shares		11,377
Shares issued in connection with termination of lease	1,482,000	1,482,000	0
Shares issued in connection with termination of lease (in shares)		780,000
Proceeds from employee stock purchase plan purchases	25,000	25,000	0
Proceeds from employee stock purchase plan purchases, shares		6,504
Proceeds from the exercise of subscription investment units and warrants	2,630,000	2,630,000	0
Proceeds from the exercise of subscription investment units and warrants (in shares)		2,446,705
Reclassification of fair value of price adjustable subscription investment units and warrants from liability to equity upon exercise	302,000	302,000	0
Reclassification of fair value of price adjustable subscription investment units and warrants from liability to equity upon exercise (in shares)		0
Reclassification of fair value for price adjustable warrants from liability to equity upon elimination of price adjustment feature	620,000	620,000	0
Reclassification of fair value for price adjustable warrants from liability to equity upon elimination of price adjustment feature (in shares)		0
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures	927,000	927,000	0
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures (in shares)		0
Net loss	(29,424,000)	0	(29,424,000)
Balance at Dec. 31, 2011	38,000	320,232,000	(320,194,000)
Balance, shares at Dec. 31, 2011	10,438,912	10,438,912
Proceeds from the issuance of common shares and warrants, net	1,111,000	1,111,000
Proceeds from the issuance of common shares and warrants, net, shares		1,600,002
Shares issued in connection with license agreement	233,000	233,000
Shares issued in connection with license agreement, shares		340,906
Fractional shares redeemed, shares		(104)
Proceeds from employee stock purchase plan purchases	2,000	2,000
Proceeds from employee stock purchase plan purchases, shares		3,908
Reclassification of fair value liability for price adjustable warrants exercised	291,000	291,000
Reclassification of fair value liability for price adjustable warrants exercised, shares		187,006
Shares issued in connection with settlement of liabilities	1,124,000	1,124,000
Shares issued in connection with settlement of liabilities, shares		3,596,126
Compensation related to stock options and employee stock purchase plan, net of forfeitures	345,000	345,000
Net loss	(5,494,000)		(5,494,000)
Balance at Sep. 30, 2012	$ (2,350,000)	$ 323,338,000	$ (325,688,000)
Balance, shares at Sep. 30, 2012	16,166,756	16,166,756

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net loss	$ (5,494,000)	$ (11,637,000)	$ (29,424,000)	$ (27,753,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Compensation related to restricted stock, stock options and employee stock purchase plan	345,000	688,000	927,000	2,016,000
Depreciation and amortization	555,000	1,005,000	1,251,000	1,580,000
Non-cash loss on impairment of intangible assets			16,034,000
Deferred income tax expense			1,143,000
Non-cash research and development expense		30,000	30,000	3,790,000
Non-cash amortization of discount on notes payable and debt issuance costs	2,324,000			1,578,000
Non-cash expense for fair value of warrants issued in connection with amendments to securities purchase agreements				1,161,000
Accretion of restructuring liability		92,000	92,000	135,000
Change in fair value of price adjustable warrants and subscription investment units	(3,278,000)	(4,704,000)	(6,714,000)	(4,360,000)
Gain on settlement of liabilities, net	(92,000)			18,000
Loss on retirement of assets	17,000		18,000
Non-cash restructuring expense	1,481,000	1,298,000	1,298,000	3,407,000
Changes in assets and liabilities:
Restricted cash	319,000
Accounts receivable		49,000	59,000	152,000
Prepaid expenses and other assets	456,000	372,000	238,000	234,000
Accounts payable	440,000	(1,012,000)	(673,000)	1,638,000
Deferred revenue	(166,000)	480,000	814,000	34,000
Accrued expenses and deferred rent and other liabilities	(314,000)	(488,000)	(842,000)	14,000
Accrued restructuring		(368,000)	(368,000)	(445,000)
Net cash used in operating activities	(3,407,000)	(14,195,000)	(16,117,000)	(16,801,000)
Investing activities:
Change in restricted cash		(140,000)	6,000	(19,000)
Cash acquired upon acquisition of Cequent Pharmaceuticals				5,063,000
Proceeds from sales of property and equipment	371,000		(3,000)	(404,000)
Net cash provided by (used in) investing activities	371,000	(140,000)	3,000	4,640,000
Financing activities:
Proceeds from sales of common shares and warrants, net	1,111,000	10,726,000	12,433,000	7,760,000
Proceeds from issuance of notes payable and warrants	1,500,000
Borrowings on note payable				3,000,000
Payments on notes payable	(140,000)			(1,000,000)
Proceeds from exercise of warrants, subscription investment units, stock options and employee stock purchase plan purchases	2,000	3,587,000	3,591,000	2,719,000
Net cash provided by financing activities	2,473,000	14,313,000	16,024,000	12,479,000
Net decrease in cash	(563,000)	(22,000)	(90,000)	318,000
Cash - beginning of year	976,000	1,066,000	1,066,000	748,000
Cash - end of period	413,000	1,044,000	976,000	1,066,000
Non-cash financing activities:
Issuance of stock to acquire Cequent Pharmaceuticals and termination of notes payable, accrued interest and warrants issued to Cequent			1,560,000	30,337,000
Issuance of common stock to settle liabilities	1,124,000	1,562,000		3,916,000
Issuance of common stock in connection with license agreement	233,000
Supplemental disclosure:
Cash paid for interest	$ 62,000			$ 10,000

Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business, Reduction of Operations, Going Concern, Recent Financing Activities, and Basis of Preparation and Summary of Significant Accounting Policies [Abstract]
Business, Reduction of Operations, Going Concern, Recent Financing Activities, and Basis of Preparation and Summary of Significant Accounting Policies

Note 1 - Business, Reduction of Operations, Going Concern, Recent Financing Activities, and Basis of Preparation and Summary of Significant Accounting Policies

Business

We are a biotechnology company focused on the discovery, development and commercialization of nucleic acid-based therapies utilizing gene silencing approaches such as RNA interference ("RNAi") and blocking messenger RNA ("mRNA") translation. Our goal is to improve human health through the development, either through our own efforts or those of our collaboration partners and licensees, of these nucleic acid-based therapeutics as well as the delivery technologies that together provide superior treatment options for patients. We have multiple proprietary technologies integrated into a broad nucleic acid-based drug discovery platform, with the capability to deliver novel nucleic acid-based therapeutics via systemic, local and oral administration to target a wide range of human diseases, based on the unique characteristics of the cells and organs involved in each disease.

Our pipeline includes a clinical program in Familial Adenomatous Polyposis ("FAP") and preclinical programs in bladder cancer and myotonic dystrophy. During the past year we have entered into the following agreements regarding our technology:

·	In December 2011, we entered into an exclusive license agreement with Mirna Therapeutics, Inc., a privately-held biotechnology company pioneering microRNA replacement therapy for cancer, regarding the development and commercialization of microRNA-based therapeutics utilizing Mirna's proprietary microRNAs and our novel SMARTICLES®-based liposomal delivery technology.

·	In March 2012, we entered into an exclusive license agreement with ProNAi Therapeutics, Inc., a privately-held biotechnology company pioneering DNA interference (DNAi) therapies for cancer, regarding the development and commercialization of DNAi-based therapeutics utilizing our novel SMARTICLES®-based liposomal delivery technology.

·	In May 2012, we entered into a worldwide exclusive license agreement with Monsanto Company, a global leader in agriculture and crop sciences, regarding the agricultural applications for our delivery and chemistry technologies.

·	In May 2012, we entered into a strategic alliance with Girindus Group, a recognized leader in process development, analytical method development and cGMP manufacture of oligonucleotide therapeutics, regarding the development, supply and commercialization of certain oligonucleotide constructs using our conformationally restricted nucleotide ("CRN") technology.

·	In August 2012, we entered into a worldwide, non-exclusive license agreement with Novartis Institutes for Biomedical Research, Inc., a global leader in the development of human therapeutics, regarding the development of oligonucleotide therapeutics utilizing our CRN technology.

·	In November 2012, we entered into a worldwide, non-exclusive license agreement with Protiva Biotherapeutics Inc., a wholly owned subsidiary of Tekmira Pharmaceuticals Corporation ("Tekmira"), a leading oligonucleotide-based drug discovery and development company, regarding the development of oligonucleotide therapeutics using our Unlocked Nucleobase Analog (UNA) technology.

In addition to our own, internally developed technologies, we have strategically in-licensed and further developed nucleic acid- and delivery-related technologies, forming an integrated drug discovery platform. We are employing our platform, through our own efforts and those of our partners, for the discovery of multiple nucleic acid-based therapeutics including siRNA, microRNA and single stranded oligonucleotide-based drugs.

Reduction of Operations

On June 1, 2012, we announced that, due to our financial condition, we had implemented a furlough of approximately 90% of our employees and ceased substantially all day-to-day operations. Since that time substantially all of the furloughed employees have been terminated. As of November 30, 2012, we had approximately 10 remaining employees, including all of our executive officers, all of whom are either furloughed or working on reduced salary. We have also sold substantially all of our equipment, and have ceased operations at our facility located at 3830 Monte Villa Parkway in Bothell, WA. As a result, since June 1, 2012 our internal research and development ("R&D") efforts have been, and as of the date of the filing of this report they continue to be, minimal, pending receipt of adequate funding.

Going Concern

The accompanying condensed consolidated financial statements have been prepared on the basis that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. As of September 30, 2012, we had an accumulated deficit of approximately $325.7 million, have incurred, and may in the future continue to incur, losses as we continue our planned business operations and have had recurring negative cash flows from operations. We expect that our operating expenses will consume the majority of our limited cash resources during the remainder of 2012, and will require ongoing funding. We have funded our losses primarily through the sale of common stock and warrants in the public markets and private placements, revenue provided by our collaboration partners and secured loans.

We plan to continue to work with large pharmaceutical companies regarding R&D collaboration agreements or investments, and to pursue public and private sources of financing to raise cash. However, there can be no assurance that we will be successful in such endeavors.

The market value and the volatility of our stock price, as well as general market conditions and our current financial condition, could make it difficult for us to complete a financing or collaboration transaction on favorable terms, or at all. Any financing we obtain may further dilute the ownership interest of our current stockholders, which dilution could be substantial, or provide new stockholders with superior rights than those possessed by our current stockholders. If we are unable to obtain additional capital when required, and in the amounts required, we may be forced to modify, delay or abandon some or all of our programs, or to discontinue operations altogether. Additionally, any collaboration may require us to relinquish rights to our technologies. These factors, among others, raise substantial doubt about our ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments that may result from the outcome of this uncertainty. The Report of Independent Registered Public Accounting Firm included in our Annual Report on Form 10-K for the year ended December 31, 2011 states that we have ceased substantially all day-to-day operations, including most research and development activities, have incurred recurring losses, have a working capital and accumulated deficit, and have had recurring negative cash flows from operations, that raise substantial doubt about our ability to continue as a going concern.

At September 30, 2012, we had a working capital deficit (current assets less current liabilities) of approximately $4.2 million and approximately $1.1 million in cash, including approximately $0.7 million in restricted cash.

We believe that our resources as of the date of the filing of this report will be sufficient to fund our planned limited operations until the end of 2012.

Recent Financing Activities

In February 2012, we received net proceeds of approximately $1.5 million by issuance of secured promissory notes and warrants to purchase up to 3,690,944 shares of our common stock. Through a series of amendments to the purchase agreement and the notes issued pursuant thereto, we have extended the maturity date of the notes to December 31, 2012, and in connection with such extensions have issued to the secured parties additional warrants to purchase up to 3,199,848 shares of our common stock. The warrants are exercisable at $0.28 per share, which is subject to adjustment (including as a result of subsequent financings), and are exercisable for a period of five years beginning six months and one day following the issuance of the warrants. The notes are secured by the assets of our company and our wholly-owned subsidiaries, Cequent Pharmaceuticals, Inc. and MDRNA Research, Inc. The security agreement that we entered into in connection with this transaction provides a security interest in, but not limited to, all of the property, equipment and fixtures, accounts, negotiable collateral, cash, and cash equivalents of our company and our wholly-owned subsidiaries, Cequent and MDRNA Research, subject to certain exceptions. The security interest created in the collateral is first priority, subject to the permitted encumbrances provided in the security agreement, and is perfected to the extent such security interest can be perfected by the filing of a financing statement and filings with the U.S. Patent and Trademark Office. The security interest created in the collateral will be removed at such time as the notes are paid in full.

As a result of amendments to the purchase agreement and the notes issued pursuant thereto, we and the holders of the notes agreed that if we, at any time prior to December 31, 2012, effect any merger or consolidation of our company whereby the holders of the issued and outstanding shares of our common stock immediately prior to the consummation of such transaction hold less than fifty percent (50%) of the issued and outstanding shares of the voting securities of the surviving corporation immediately following the consummation of such transaction, we will have fully satisfied the obligation to repay the entire unpaid principal balance under the notes and all accrued and unpaid interest thereon through the issuance to the noteholders of an aggregate number of shares of common stock calculated by converting the then total outstanding principal and interest under the notes at a value of $0.28 per share of common stock.

In March 2012, we received net proceeds of approximately $1.1 million by issuance of 1,600,002 shares of our common stock and warrants to purchase up to 800,001 shares of our common stock. The warrants have an exercise price of $0.75 per share, are immediately exercisable (subject to registration or the availability of an exemption under federal and state securities laws), and will be exercisable for a period of five years from the date of issuance. The exercise price and the number of shares issuable upon exercise of the warrants are subject to adjustment in the event of stock splits or dividends, business combinations, sale of assets or other similar transactions, but not as a result of future securities offerings at lower prices.

In May and July, 2012, we received an aggregate of $1.5 million as an upfront payment in connection with the Intellectual Property License Agreement that we entered into with Monsanto Company. At the same time that we entered into the Intellectual Property License Agreement, we and Monsanto also entered into a Security Agreement pursuant to which we granted to Monsanto a security interest in that portion of our intellectual property that is the subject of the license agreement in order to secure the performance of our obligations under the license agreement.

In August 2012 we received $1 million in a one-time upfront payment in connection with the License Agreement that we entered into with Novartis Institutes for Biomedical Research, Inc. Between September and November 2012, we received additional funds as a result of the sale of certain equipment at our corporate headquarters, the receipt of the upfront payment in connection with the license agreement that we entered into with ProNAi Therapeutics, and the receipt of an accelerated milestone payment in connection with the license agreement that we entered into with Mirna Therapeutics. In addition, on November 28, 2012, we entered into a license agreement with Tekmira, in connection with which we received an upfront payment in the amount of $300,000.

Basis of Preparation and Summary of Significant Accounting Policies

Basis of Preparation - The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and note disclosures required by U.S. generally accepted accounting principles for complete financial statements. The accompanying unaudited financial information should be read in conjunction with the audited consolidated financial statements, including the notes thereto, as of and for the year ended December 31, 2011, included in our 2011 Annual Report on Form 10-K filed with the SEC. The information furnished in this report reflects all adjustments (consisting of normal recurring adjustments), which are, in the opinion of management, necessary for a fair presentation of our financial position, results of operations and cash flows for each period presented. The results of operations for the interim period ended September 30, 2012 are not necessarily indicative of the results for the year ending December 31, 2012 or for any future period.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Estimates having relatively higher significance include revenue recognition, research and development costs, stock-based compensation, valuation of warrants and subscription investment units, valuation and estimated lives of identifiable intangible assets, impairment of long-lived assets, estimated accrued restructuring charges and income taxes. Actual results could differ from those estimates.

Restricted Cash - Amounts pledged as collateral underlying letters of credit for facility lease deposits are classified as restricted cash.

Fair Value of Financial Instruments - We consider the fair value of cash, restricted cash, accounts payable and accrued liabilities to not be materially different from their carrying value. These financial instruments have short-term maturities.

We follow authoritative guidance with respect to fair value reporting issued by the Financial Accounting Standards Board ("FASB") for financial assets and liabilities, which defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

We currently measure and report at fair value our liability for price adjustable warrants and subscription investment units using the Black-Scholes-Merton valuation model using Level 3 inputs. The following tables summarize our liabilities measured at fair value on a recurring basis as of September 30, 2012 (in thousands):

	Balance at September 30, 2012	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants and subscription investment units	$2,477	-	-	$2,477
Total liabilities at fair value	$2,477	-	-	$2,477

The following presents activity of the fair value liability of price adjustable warrants and subscription investment units determined by Level 3 inputs (in thousands, except per share data):

		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants and subscription investment units (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life in years	Risk free rate
Balance at December 31, 2011	$3,485	$0.76	$0.89	124%	5.4	0.9%
Fair value of warrants issued	2,561	0.28	0.49	127%	5.5	0.8%
Reclassification to equity upon exercise of warrants	(291)	0.51	0.74	135%	5.0	0.7%
Change in fair value included in statement of operations	(3,278)
Balance at September 30, 2012	$2,447	$0.25	$0.28	143%	4.7	0.9%

Property and equipment - Long-lived assets include property and equipment. These assets are recorded at our original cost and are increased by the cost of any significant improvements after purchase. Property and equipment assets are depreciated evenly over the estimated useful life of the individual assets. Depreciation begins when the asset is ready for its intended use. For tax purposes, accelerated depreciation methods are used as allowed by tax laws.

Identifiable intangible assets - Intangible assets associated with in-process research and development ("IPR&D") projects acquired in business combinations are not amortized until approval is obtained in a major market, typically either the U.S. or the European Union, or in a series of other countries, subject to certain specified conditions and management judgment. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated.

Impairment of long-lived assets - We review all of our long-lived assets for impairment indicators throughout the year and we perform detailed testing whenever impairment indicators are present. In addition, we perform detailed impairment testing for indefinite-lived intangible assets at least annually. When necessary, we record charges for impairments. Specifically:

·	For finite-lived intangible assets, such as developed technology rights, and for other long-lived assets, such as property and equipment, we calculate the undiscounted amount of the projected cash flows associated with the asset, or asset group, and compare this estimated amount to the carrying amount. If the carrying amount is found to be greater, we record an impairment loss for the excess of book value over fair value. In addition, in all cases of an impairment review, we re-evaluate the remaining useful lives of the assets and modify them, as appropriate.

·	For indefinite-lived intangible assets, such as IPR&D assets, each year and whenever impairment indicators are present, we determine the fair value of the asset and record an impairment loss for the excess of book value over fair value, if any.

Net Loss Per Common Share - Basic and diluted net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per share excludes the effect of common stock equivalents (stock options, unvested restricted stock, warrants and subscription investment units) since such inclusion in the computation would be anti-dilutive. The following numbers of shares have been excluded for periods ended September 30:

	2011	2012
Stock options outstanding	611,657	358,373
Warrants	4,956,005	11,251,086
Subscription investment units	25,000	0
Total	5,592,662	11,609,459

Note 1 - Business, Going Concern and Summary of Significant Accounting Policies

Business

We are a biotechnology company focused on the discovery, development and commercialization of nucleic acid-based therapies utilizing gene silencing approaches such as RNA interference ("RNAi") and blocking messenger RNA ("mRNA") translation. Our goal is to improve human health through the development, either through our own efforts or those of our collaboration partners and licensees, of these nucleic acid-based therapeutics as well as the delivery technologies that together provide superior treatment options for patients. We have multiple proprietary technologies integrated into a broad nucleic acid-based drug discovery platform, with the capability to deliver novel nucleic acid-based therapeutics via systemic, local and oral administration to target a wide range of human diseases, based on the unique characteristics of the cells and organs involved in each disease.

Our pipeline includes a clinical program in Familial Adenomatous Polyposis ("FAP") and preclinical programs in bladder cancer and myotonic dystrophy. In 2011 and 2012 we have entered into the following agreements regarding our technology:

·	In February 2011, we entered into an exclusive agreement with Debiopharm S.A. ("Debiopharm") for the development and commercialization of the bladder cancer program.

·	In December 2011, we entered into an exclusive license agreement with Mirna Therapeutics, Inc. ("Mirna"), a privately-held biotechnology company pioneering microRNA replacement therapy for cancer, regarding the development and commercialization of microRNA-based therapeutics utilizing Mirna's proprietary microRNAs and our novel SMARTICLES®-based liposomal delivery technology.

·	In March 2012, we entered into an exclusive license agreement with ProNAi Therapeutics, Inc. ("ProNAi"), a privately-held biotechnology company pioneering DNA interference (DNAi) therapies for cancer, regarding the development and commercialization of DNAi-based therapeutics utilizing our novel SMARTICLES®-based liposomal delivery technology.

·	In May 2012, we entered into a worldwide exclusive license agreement with Monsanto Company ("Monsanto"), a global leader in agriculture and crop sciences, regarding the agricultural applications for our delivery and chemistry technologies.

·	In May 2012, we entered into a strategic alliance with Girindus Group ("Girindus"), a recognized leader in process development, analytical method development and cGMP manufacture of oligonucleotide therapeutics, regarding the development, supply and commercialization of certain oligonucleotide constructs using our conformationally restricted nucleotide ("CRN") technology.

·	In August 2012, we entered into a worldwide, non-exclusive license agreement with Novartis Institutes for Biomedical Research, Inc. ("Novartis"), a global leader in the development of human therapeutics, regarding the development of oligonucleotide therapeutics utilizing our CRN technology.

In addition to our own, internally developed technologies, we have strategically in-licensed and further developed nucleic acid- and delivery-related technologies, forming an integrated drug discovery platform. We are employing our platform, through our own efforts and those of our partners, for the discovery of multiple nucleic acid-based therapeutics including siRNA-, microRNA- and single stranded oligonucleotide-based drugs.

Reverse Splits of Common Stock

On July 21, 2010, we effected a one-for-four reverse split of our issued and outstanding shares of common stock effective as of 4:30 p.m. Eastern Time. Our common stock commenced trading on the NASDAQ Global Market on a split-adjusted basis as of the opening of trading on Thursday, July 22, 2010. Any fraction of a share of common stock that would otherwise have resulted from the reverse split was converted into the right to receive cash payment from us for such fractional shares, in an amount to be determined by multiplying (x) the fractional amount of the share of common stock by (y) $29.824 (i.e., an amount equal to four times the per share closing price of our common stock on July 21, 2010).

On December 22, 2011, we effected a one-for-ten reverse split of our issued and outstanding shares of common stock effective as of 4:30 p.m. Eastern Time. Our common stock commenced trading on the NASDAQ Global Market on a split-adjusted basis as of the opening of trading on Friday, December 23, 2011. Any fraction of a share of common stock that would otherwise have resulted from the reverse split was converted into the right to receive cash payment from us for such fractional shares, in an amount to be determined by multiplying (x) the fractional amount of the share of common stock by (y) $1.21 (i.e., an amount equal to ten times the per share closing price of our common stock on December 22, 2011).

Following each reverse split, the total number of shares outstanding was proportionately reduced in accordance with the applicable reverse split. Further, any outstanding options, warrants and rights as of the effective date that are subject to adjustment were adjusted accordingly. There was no change to the number of authorized shares of our common stock as a result of either reverse stock split.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on the basis that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. As of December 31, 2011, we had an accumulated deficit of approximately $320.2 million, have incurred, and may in the future continue to incur, losses as we continue, to the extent that sufficient funding is available, our research and development ("R&D") activities, and have had recurring negative cash flows from operations. We expect that our operating expenses will consume the majority of our cash resources during 2012, and will require ongoing funding. We have funded our losses primarily through the sale of common stock and warrants in the public markets and private placements, revenue provided by our collaboration partners, and, to a lesser extent, equipment financing facilities and secured loans.

At December 31, 2011, we had a working capital deficit (current assets less current liabilities) of approximately $2.1 million and approximately $2.0 million in cash, including approximately $1.0 million in restricted cash.

On February 1, 2012, we were notified that the Listing Qualifications Panel of The NASDAQ Stock Market ("NASDAQ") had determined to delist our common stock from the Nasdaq Stock Market, and to suspend trading in the shares effective at the open of business on February 2, 2012 because we were unable to gain compliance with the minimum $1.00 per share minimum bid price requirement set forth in NASDAQ Marketplace Rule 5450(a)(1). Our common stock began trading on the OTCQX tier of the OTC Markets commencing on February 2, 2012. Our common stock traded on the OTCQX Tier of the OTC Markets until July 10, 2012, and it began trading on the OTC Pink Tier of the OTC Markets on July 11, 2012.

In February 2012, we received net proceeds of approximately $1.5 million by issuance of secured promissory notes and warrants to purchase up to 3,690,944 shares of our common stock. Through a series of amendments to the purchase agreement and the notes issued pursuant thereto, we have extended the maturity date of the notes to December 31, 2012, and in connection with such extensions have issued to the secured parties additional warrants to purchase up to 3,199,848 shares of our common stock. The warrants are exercisable at $0.28 per share, which is subject to adjustment (including as a result of subsequent financings), and are exercisable for a period of five years beginning six months and one day following the issuance of the warrants. The notes are secured by the assets of our company and our wholly-owned subsidiaries, Cequent Pharmaceuticals, Inc. and MDRNA Research, Inc. The security agreement that we entered into in connection with this transaction provides a security interest in, but not limited to, all of the property, equipment and fixtures, accounts, negotiable collateral, cash, and cash equivalents of our company and our wholly-owned subsidiaries, Cequent and MDRNA Research, subject to certain exceptions. The security interest created in the collateral is first priority, subject to the permitted encumbrances provided in the security agreement, and is perfected to the extent such security interest can be perfected by the filing of a financing statement and filings with the U.S. Patent and Trademark Office. The security interest created in the collateral will be removed at such time as the notes are paid in full.

As a result of amendments to the purchase agreement and the notes issued pursuant thereto, we and the holders of the notes agreed that if we, at any time prior to December 31, 2012, effect any merger or consolidation of our company whereby the holders of the issued and outstanding shares of our common stock immediately prior to the consummation of such transaction hold less than fifty percent (50%) of the issued and outstanding shares of the voting securities of the surviving corporation immediately following the consummation of such transaction, we will have fully satisfied the obligation to repay the entire unpaid principal balance under the notes and all accrued and unpaid interest thereon through the issuance to the noteholders of an aggregate number of shares of common stock calculated by converting the then total outstanding principal and interest under the notes at a value of $0.28 per share of common stock.

In March 2012, we received net proceeds of approximately $1.1 million by issuance of 1,600,002 shares of our common stock and warrants to purchase up to 800,001 shares of our common stock. The warrants have an exercise price of $0.75 per share, are immediately exercisable (subject to registration or the availability of an exemption under federal and state securities laws), and will be exercisable for a period of five years from the date of issuance. The exercise price and the number of shares issuable upon exercise of the warrants are subject to adjustment in the event of stock splits or dividends, business combinations, sale of assets or other similar transactions, but not as a result of future securities offerings at lower prices.

In May and July, 2012, we received an aggregate of $1.5 million as an upfront payment in connection with the Intellectual Property License Agreement that we entered into with Monsanto Company. At the same time that we entered into the Intellectual Property License Agreement, we and Monsanto also entered into a Security Agreement pursuant to which we granted to Monsanto a security interest in that portion of our intellectual property that is the subject of the license agreement in order to secure the performance of our obligations under the license agreement. In addition, in August 2012 we received $1.0 million in a one-time upfront payment in connection with the License Agreement that we entered into with Novartis Institutes for Biomedical Research, Inc. In September and October 2012, we received, or were scheduled to receive, additional funds as a result of the sale of certain equipment at our corporate headquarters, and the receipt of the upfront payment in connection with the license agreement that we entered into with ProNAi Therapeutics.

On June 1, 2012, we announced that, due to our financial condition, we had implemented a furlough of approximately 90% of our employees and ceased substantially all day-to-day operations. Since that time substantially all of the furloughed employees have been terminated. As of September 30, 2012, we had approximately 11 remaining employees, including all of our executive officers, all of whom are either furloughed or working on reduced salary. As a result, since June 1, 2012 our internal research and development efforts have been minimal, pending receipt of adequate funding. We believe that our current resources will be sufficient to fund our planned limited operations until October 31, 2012.

We plan to continue to work with large pharmaceutical companies regarding research and development collaboration agreements or investments, and to pursue public and private sources of financing to raise cash. However, there can be no assurance that we will be successful in such endeavors. The market value and the volatility of our stock price, as well as our current financial situation and general market conditions, could make it difficult for us to complete a financing transaction on favorable terms, or at all. Any financing we obtain may further dilute the ownership interest of our current stockholders, which dilution could be substantial, or provide new stockholders with superior rights than those possessed by our current stockholders. If we are unable to obtain additional capital when required, and in the amounts required, we may be forced to further delay, reduce or eliminate some or all of our planned activities. These factors, among others, raise substantial doubt about our ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that may result from the outcome of this uncertainty.

Summary of Significant Accounting Policies

Principles of Consolidation - The financial statements include the accounts of Marina Biotech, Inc. and our wholly-owned subsidiaries, Cequent Pharmaceuticals, Inc., Atossa HealthCare, Inc. ("Atossa") and MDRNA Research, Inc. All inter-company balances and transactions have been eliminated in consolidation.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Estimates having relatively higher significance include revenue recognition, research and development costs, stock-based compensation, valuation of warrants and subscription investment units, valuation and estimated lives of identifiable intangible assets, impairment of long-lived assets, estimated accrued restructuring charges and income taxes. Actual results could differ from those estimates.

Restricted Cash - Amounts pledged as collateral underlying letters of credit for facility lease deposits are classified as restricted cash. Changes in restricted cash have been presented as investing activities in the consolidated statements of cash flows.

Fair Value of Financial Instruments - We consider the fair value of cash, restricted cash, accounts receivable, accounts payable and accrued liabilities to not be materially different from their carrying value. These financial instruments have short-term maturities. We follow authoritative guidance with respect to fair value reporting issued by the Financial Accounting Standards Board ("FASB"), for financial assets and liabilities, which defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

All of our financial assets, which consist of cash and restricted cash, are subject to fair value measurement are valued determined by Level 1 inputs. We measure and report at fair value our accrued restructuring liability using discounted estimated cash flows, and the liability for price adjustable warrants and subscription investment units using the Black-Scholes-Merton valuation model, using Level 3 inputs. The following tables summarize our liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011 (in thousands):

	Balance at December 31, 2010	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Accrued restructuring	$460	-	-	$460
Fair value liability for price adjustable warrants	1,783	-	-	1,783
Fair value liability for price adjustable subscription investment units	1,483	-	-	1,483
Total liabilities at fair value	$3,726	-	-	$3,726

	Balance at December 31, 2011	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$3,481	-	-	$3,481
Fair value liability for price adjustable subscription investment units	4	-	-	4
Total liabilities at fair value	$3,485	-	-	$3,485

The following presents activity in our accrued restructuring liability determined by Level 3 inputs for each of the years ended December 31, 2010 and 2011 (in thousands):

Facility Related Charges
Balance, January 1, 2010	$706
Accruals	3,407
Payments in cash and other decreases	(445)
Payments in common stock	(3,343)
Accretion	135
Balance, December 31, 2010	$460
Accruals	1,298
Payments in cash and other decreases	(368)
Common stock issued to terminate lease	(1,482)
Accretion	92
Balance, December 31, 2011	$-

The following presents activity of the fair value liability of price adjustable warrants determined by Level 3 inputs for each of the years ended December 31, 2010 and 2011 (in thousands, except share data):

	Fair value liability for price adjustable	Weighted average as of each measurement date
	warrants (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life in years	Risk free rate
Balance at January 1, 2010	$7,243	$61.60	$32.40	116%	5.3	2.8%
Reclassification upon exercise of warrants	(2,878)	40.80	55.50	111%	4.9	2.6%
Fair value of warrants issued	6,759	34.00	40.50	119%	5.0	1.9%
Reclassification to equity upon elimination of price adjustment feature	(4,459)	61.80	24.90	123%	4.6	1.3%
Fair value of warrants terminated upon Cequent acquisition	(995)	46.0	29.80	122%	4.9	1.7%
Fair value of warrants assumed in Cequent acquisition	28	17.50	29.80	102%	8.2	2.6%
Change in fair value included in statement of operations	(3,915)	-	-	-	-	-
Balance at December 31, 2010	1,783	14.30	15.50	127%	4.4	1.8%
Reclassification to equity upon elimination of price adjustment feature	(620)	10.60	10.90	122%	4.8	2.3%
Fair value of warrants issued	7,855	3.00	2.30	116%	6.0	2.1%
Change in fair value included in statement of operations	(5,537)	-	-	-	-	-
Balance at December 31, 2011	$3,481	$0.76	$0.89	124%	5.4	0.9%

The following presents activity of the fair value liability of price adjustable subscription investment units determined by Level 3 inputs (in thousands):

	Fair value liability for price adjustable subscription	Weighted average as of each measurement date
	investment units (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life in years	Risk free rate
Balance at January 1, 2010	$-	$-	$-	-	-	-
Fair value of subscription investment units issued	1,928	18.60	20.30	81%	1.3	0.2%
Change in fair value included in statement of operations	(445)	-	-	-	-	-
Balance at December 31, 2010	1,483	13.30	15.50	79%	1.2	0.3%
Reclassification to equity upon exercise	(302)	2.30	3.20	103%	0.7	0.2%
Change in fair value included in statement of operations	(1,177)	-	-	-	-	-
Balance at December 31, 2011	$4	$0.89	$0.89	115%	0.2	0.0%

Property and Equipment - Long-lived assets include property and equipment. These assets are recorded at our original cost and are increased by the cost of any significant improvements after purchase. Property and equipment assets are depreciated using the straight-line method over the estimated useful life of the individual assets, ranging from three to five years. Leasehold improvements are stated at cost and amortized using the straight-line method over the lesser of the estimated useful life or remaining lease term. Depreciation begins when the asset is ready for its intended use. For tax purposes, accelerated depreciation methods are used as allowed by tax laws.

Business combinations and allocation of purchase consideration - Accounting guidance requires that most assets acquired and liabilities assumed be recognized at their fair values, as determined in accordance with ASC 820, Fair Value Measurements, as of the acquisition date. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This is an exit price concept for the valuation of the asset or liability. Market participants are assumed to be buyers and sellers in the principal (or the most advantageous) market for the asset or liability. Fair value measurements for an asset assume the highest and best use by these market participants. As a result of these standards, we may be required to value assets at fair value measures that do not reflect our intended use of those assets. Many of these fair value measurements can be highly subjective and it is also possible that other professionals, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

Accounting guidance requires that the fair value of in-process research and development ("IPR&D") projects acquired in a business combination be recorded on the balance sheet regardless of the likelihood of success as of the acquisition date. Intangible assets related to IPR&D projects are considered to be indefinite-lived until completion or abandonment of the related project. During the period the assets are considered indefinite-lived, they will not be amortized but will be tested for impairment on an annual basis and between annual tests if we become aware of any events occurring or changes in circumstances that would indicate a reduction in the fair value of the projects below their respective carrying amounts. If and when it were determined that identified intangible assets were impaired, an impairment charge would be recorded then. If and when development is complete, which generally occurs if and when regulatory approval to market a product is obtained, the associated assets would be deemed finite-lived and would then be amortized based on their respective estimated useful lives at that date.

Identifiable intangible assets - Intangible assets associated with in-process research and development ("IPR&D") projects acquired in business combinations are not amortized until approval is obtained in a major market, typically either the U.S. or the European Union (EU), or in a series of other countries, subject to certain specified conditions and management judgment. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated.

Impairment of long-lived assets - We review all of our long-lived assets for impairment indicators throughout the year and we perform detailed testing whenever impairment indicators are present. In addition, we perform detailed impairment testing for indefinite-lived intangible assets at least annually at the end of our fiscal year. When necessary, we record charges for impairments. Specifically:

•	For finite-lived intangible assets, such as developed technology rights, and for other long-lived assets, such as property and equipment, we calculate the undiscounted amount of the projected cash flows associated with the asset, or asset group, and compare this estimated amount to the carrying amount. If the carrying amount is found to be greater, we record an impairment loss for the excess of book value over fair value. In addition, in all cases of an impairment review, we re-evaluate the remaining useful lives of the assets and modify them, as appropriate.

•	For indefinite-lived intangible assets, such as IPR&D assets, each year and whenever impairment indicators are present, we determine the fair value of the asset and record an impairment loss for the excess of book value over fair value, if any.

Accrued Restructuring - We ceased using one of our two leased facilities in Bothell, Washington ("the exited facility") in 2008. We recorded an accrued liability for remaining lease termination costs at fair value, based on the remaining payments due under the lease and other costs, reduced by estimated sublease rental income that could be reasonably obtained from the property, and discounted using a credit-adjusted risk-free interest rate. We based our estimated future payments, net of estimated future sublease payments, on current rental rates available in the local real estate market, and our evaluation of the ability to sublease the facility. For a further discussion of our restructuring charges, see Note 4 - Accrued Restructuring.

Concentration of Credit Risk and Significant Customers - We operate in an industry that is highly regulated, competitive and rapidly changing and involves numerous risks and uncertainties. Significant technological and/or regulatory changes, the emergence of competitive products and other factors could negatively impact our consolidated financial position or results of operations.

We have been dependent on our collaborative and license agreements with a limited number of third parties for a substantial portion of our revenue, and our discovery and development activities may be delayed or reduced if we do not maintain successful collaborative arrangements. We had revenue from customers, as a percentage of total revenue, as follows:

	Years Ended December 31,
	2010	2011
Roche	-	45%
Debiopharm S.A.	-	21%
Mirna Therapeutics	-	19%
Par Pharmaceuticals	47%	-
Cypress Bioscience	31%	-
Astra Zeneca	3%	3%
Pfizer	2%	-
Undisclosed partner #1	4%	2%
Undisclosed partner #2	1%	-
Novartis	-	1%
Other	12%	9%
Total	100%	100%

Revenue Recognition - Revenue is recognized when persuasive evidence that an arrangement exists, delivery has occurred, collectability is reasonably assured, and fees are fixed or determinable. Deferred revenue expected to be recognized within the next 12 months is classified as current. Substantially all of our revenues are generated from research and development collaborations and licensing arrangements with partners that may involve multiple deliverables. For multiple-deliverable arrangements, judgment is required to evaluate, (a) whether an arrangement involving multiple deliverables contains more than one unit of accounting, and (b) how the arrangement consideration should be measured and allocated to the separate units of accounting in the arrangement. Our research and development collaborations may include upfront non-refundable payments, development milestone payments, R&D funding, patent-based or product sale royalties, and product sales. In addition, we may receive revenues from licensing arrangements. For each separate unit of accounting, we have determined that the delivered item has value to the customer on a stand-alone basis, we have objective and reliable evidence of fair value using available internal evidence for the undelivered item(s) and our arrangements generally do not contain a general right of return relative to the delivered item.

Revenue from research and development collaborations is recorded when earned based on the specific terms of the contracts. Upfront non-refundable payments, where we are not providing any continuing services as in the case of a license to our intellectual property ("IP"), are recognized when delivery of the license has occurred. Upfront nonrefundable payments, where we are providing continuing services related to a research and development effort, are deferred and recognized as revenue over the collaboration period. The ability to estimate the total research and development effort and costs can vary significantly for each contract due to the inherent complexities and uncertainties of drug research and development. The estimated period of time over which we recognize certain revenues is based upon structured detailed project plans completed by our project managers, who meet with scientists and collaborative counterparts on a regular basis and schedule the key project activities and resources including headcount, facilities and equipment and budgets. These periods generally end on projected milestone dates typically associated with the stages of drug development, i.e. filing of an Investigational New Drug Application ("IND"), initiation of a Phase 1 human clinical trial or filing of a New Drug Application ("NDA"). We typically do not disclose the specific project planning details of a research and development collaboration for competitive reasons and due to confidentiality clauses in our contracts. As drug candidates and drug compounds move through the research and development process, it is necessary to revise these estimates to consider changes to the project plan, portions of which may be outside of our control. The impact on revenue of changes in our estimates and the timing thereof is recognized prospectively over the remaining estimated development period.

Milestone payments typically represent nonrefundable payments to be received in conjunction with the achievement of a specific event identified in the contract, such as initiation or completion of specified development activities or specific regulatory actions such as the filing of an IND. We believe a milestone payment represents the culmination of a distinct earnings process when it is not associated with ongoing research, development or other performance on our part and it is substantive in nature. We recognize such milestone payments as revenue when they become due and collection is reasonably assured.

Revenue from R&D funding is generally received for services performed under research and development collaboration agreements and is recognized as services are performed. Payments received in excess of amounts earned are recorded as deferred revenue. Reimbursements received for direct out-of-pocket expenses related to contract R&D costs are recorded as revenue in the consolidated statements of operations rather than as a reduction in expenses.

Royalty and earn-out payment revenue is generally recognized upon product sale by the licensee as reported by the licensee.

Research and Development Costs - All research and development ("R&D") costs are charged to operations as incurred. Our R&D expenses consist of costs incurred for internal and external R&D. These costs include direct and research-related overhead expenses. We recognize clinical trial expenses, which are included in research and development expenses, based on a variety of factors, including actual and estimated labor hours, clinical site initiation activities, patient enrollment rates, estimates of external costs and other activity-based factors. We believe that this method best approximates the efforts expended on a clinical trial with the expenses recorded. We adjust our rate of clinical expense recognition if actual results differ from our estimates. As clinical trial activities continue, it is necessary to revise these estimates to consider changes such as changes in the clinical development plan, regulatory requirements, or various other factors, many of which may be outside of our control. The impact of changes in our estimates of clinical trial expenses and the timing thereof, is recognized prospectively over the remaining estimated clinical trial period. The ability to estimate total clinical trial costs can vary significantly due to the inherent complexities and uncertainties of drug development.

Stock-Based Compensation - We use the Black-Scholes-Merton option pricing model as our method of valuation for stock-based awards. Stock-based compensation expense is based on the value of the portion of the stock-based award that will vest during the period, adjusted for expected forfeitures. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual or updated results differ from our current estimates, such amounts will be recorded in the period the estimates are revised. The Black-Scholes-Merton option pricing model requires the input of highly subjective assumptions, and other reasonable assumptions could provide differing results. Our determination of the fair value of stock-based awards on the date of grant using an option pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, the expected life of the award and expected stock price volatility over the term of the award. Stock-based compensation expense is recognized on a straight-line basis over the applicable vesting periods of one to three years based on the fair value of such stock-based awards on the grant date.

Net Loss per Common Share - Basic and diluted net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share excludes the effect of common stock equivalents (stock options, unvested restricted stock, warrants and subscription investment units) since such inclusion in the computation would be anti-dilutive. The following numbers of shares have been excluded:

	Years Ended December 31,
	2010	2011
Stock options outstanding	264,106	578,257
Unvested restricted stock	94	-
Warrants	383,020	6,261,978
Subscription investment units	242,355	25,000
Total	889,575	6,865,235

Operating leases - We lease our facilities under operating leases. Our lease agreements may contain tenant improvement allowances, rent holidays, lease premiums, and lease escalation clauses. For purposes of recognizing incentives, premiums and minimum rental expenses on a straight-line basis over the terms of the leases, we use the date of initial possession to begin amortization, which is generally when we enter the space and begin to make improvements in preparation for intended use. For tenant improvement allowances and rent holidays, we record a deferred rent liability on the consolidated balance sheets and amortize the deferred rent over the terms of the leases as reductions to rent expense on the consolidated statements of operations. For scheduled rent escalation clauses over the course of the lease term or for rental payments commencing at a date other than the date of initial right to occupy, we record rental expense on a straight-line basis over the terms of the leases in the consolidated statements of operations.

Income Taxes - Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Tax benefits in excess of stock-based compensation expense recorded for financial reporting purposes relating to stock-based awards will be credited to additional paid-in capital in the period the related tax deductions are realized. Our policy for recording interest and penalties associated with audits is to record such items as a component of income (loss) before taxes.

We assess the likelihood that our deferred tax assets will be recovered from existing deferred tax liabilities or future taxable income. Factors we considered in making such an assessment include, but are not limited to, estimated utilization limitations of operating loss and tax credit carryforwards, expected reversals of deferred tax liabilities, past performance, including our history of operating results, our recent history of generating tax losses, our history of recovering net operating loss carryforwards for tax purposes and our expectation of future taxable income. We recognize a valuation allowance to reduce such deferred tax assets to amounts that are more likely than not to be ultimately realized. To the extent that we establish a valuation allowance or change this allowance, we would recognize a tax provision or benefit in the consolidated statements of operations. We use our judgment to determine estimates associated with the calculation of our provision or benefit for income taxes, and in our evaluation of the need for a valuation allowance recorded against our net deferred tax assets.

Recent Accounting Pronouncements - In March 2010, the FASB ratified the final consensus that offers an alternative method of revenue recognition for milestone payments. The guidance states that an entity can make an accounting policy election to recognize a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The guidance was effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2010 with early adoption permitted, provided that the revised guidance is applied retrospectively to the beginning of the year of adoption. The adoption of this guidance did not have a material effect on our consolidated financial statements.

In September 2009, the FASB revised the authoritative guidance for revenue arrangements with multiple deliverables. The guidance addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting and how the arrangement consideration should be allocated among the separate units of accounting. The guidance was effective beginning January 1, 2011 with early adoption permitted. The adoption of this guidance did not have a material effect on our consolidated financial statements.

Acquisition of Coquent Pharmaceuticals, Inc. and Loss on impairment of intangible assets	12 Months Ended
Dec. 31, 2011
Acquisition of Cequent Pharmaceuticals, Inc. and Loss on impairment of intangible assets [Abstract]
Acquisition of Cequent Pharmaceuticals, Inc. and Loss on impairment of intangible assets

Note 2 - Acquisition of Cequent Pharmaceuticals, Inc. and Loss on impairment of intangible assets

On July 21, 2010, we acquired Cequent Pharmaceuticals, Inc. ("Cequent"), a privately-held company engaged in development of novel products to deliver RNAi-based therapeutics. We completed the transaction by issuance of 988,285 shares of our common stock in exchange for all outstanding equity securities of Cequent. Of the total shares issued, 111,044 were considered issued in exchange for the termination of the amounts loaned, including accrued interest, to us by Cequent and the termination of warrants issued by us to Cequent under the Loan Agreement and Warrant Agreement. We also assumed all of the stock options of Cequent outstanding as of the acquisition date.

Cequent is now our wholly-owned subsidiary. The merger was accounted for as a business combination utilizing the acquisition method of accounting. Under the acquisition method, the assets acquired and liabilities assumed were added to ours and recorded as of the acquisition date, at their respective fair values. The results of operations of Cequent since July 21, 2010 have been included in our consolidated statements of operations. As of December 31, 2011, acquisition accounting is final and a valuation allowance has been recorded in purchase accounting against all acquired deferred tax assets not otherwise offset by deferred tax liabilities.

Consideration transferred - Consideration transferred attributable to the acquisition of Cequent was approximately $27.0 million. Consideration transferred is comprised of approximately $26.1 million relating to shares we issued, which were valued at the acquisition date closing market price of $29.80 per share, and approximately $0.9 million relating to Cequent stock options we assumed.

In connection with the merger and pursuant to the terms of a separate Loan Agreement, our notes payable to Cequent in the aggregate principal amount of $3.0 million and accrued interest of approximately $45,000 were settled and warrants to purchase our common stock held by Cequent terminated. A portion of consideration transferred totaling approximately $3.3 million is deemed attributable to repayment of these notes payable and termination of warrants.

The following summarizes the allocation of assets acquired and liabilities assumed at July 21, 2010 (in thousands):

Cash	$5,063
Prepaid and other assets	566
Property and equipment	302
Intangible assets - IPR&D	22,734
Accounts payable and accrued liabilities	(437)
Deferred tax liabilities, net	(1,202)
Total consideration transferred	$27,026

Identifiable intangible assets - A substantial portion of the assets acquired have been allocated to identifiable intangible assets related to in-process research and development projects identified by management. Our management estimated acquisition-date fair values of these intangible assets based on a number of factors. Utilizing the income approach, a discounted cash flow model using forecasted operating results related to the identified intangible assets, fair value was determined to be $19.3 million for Familial Adenomatous Polyposis and $3.4 million for Transkingdom RNAi, a total of $22.7 million.

We estimated the acquisition date fair value of these intangible assets using a discount rate of 23%, which was based on the estimated weighted-average cost of capital for companies with profiles substantially similar to ours. We compensated for the differing phases of development of each project by probability-adjusting our estimation of the expected future cash flows associated with each project. We then determined the present value of the expected future cash flows using the discount rate. The projected cash flows from the projects were based on key assumptions such as estimates of revenues and operating profits related to the projects considering their stages of development; the time and resources needed to complete development and receive approval; the life of the potential commercialized products and associated risks, including the inherent difficulties and uncertainties in development such as obtaining marketing approval from the U.S. Food and Drug Administration and other regulatory agencies; and risks related to the viability of and potential alternative treatments in any future target markets.

Loss on impairment of intangible assets - Accounting guidance requires that the fair value of IPR&D acquired in a business combination be recorded on the balance sheet regardless of the likelihood of success as of the acquisition date. Intangible assets related to IPR&D projects are considered to be indefinite-lived until completion or abandonment of the related project. During the period the assets are considered indefinite-lived, they will not be amortized but will be tested for impairment on an annual basis and between annual tests if we become aware of any events occurring or changes in circumstances that would indicate a reduction in the fair value of the projects below their respective carrying amounts. We perform our annual impairment tests at the end of our fiscal year. If and when it were determined that identified intangible assets were impaired, an impairment charge would be recorded then. If and when development is complete, which generally occurs if and when regulatory approval to market a product is obtained, the associated assets would be deemed finite-lived and would then be amortized based on their respective estimated useful lives at that date.

During 2011 we tested the carrying value of our intangible assets for impairment utilizing the income approach and estimated the fair value of Familial Adenomatous Polyposis at $5.7 million and $1.0 million for Transkingdom RNAi, for a total of $6.7 million. We estimated the fair value of these intangible assets using a discount rate of 26%, which was based on the estimated weighted-average cost of capital for companies with profiles substantially similar to ours. We compensated for the differing phases of development of each project by probability-adjusting our estimation of the expected future cash flows associated with each project. We then determined the present value of the expected future cash flows using the discount rate. The projected cash flows from the projects were based on key assumptions such as estimates of revenues and operating profits related to the projects considering their stages of development; the time and resources needed to complete development and receive approval; the life of the potential commercialized products and associated risks, including the inherent difficulties and uncertainties in development such as obtaining marketing approval from the U.S. Food and Drug Administration and other regulatory agencies; and risks related to the viability of and potential alternative treatments in any future target markets. As a result of the impairment test, we recorded a loss on impairment of intangible assets of approximately $16.0 million in 2011.

Deferred Taxes - The merger was non-taxable. Acquired deferred tax assets were comprised of approximately $7.0 million for federal and state net operating loss carryforwards and $1.1 million for tax credit carryforwards. The tax basis for acquired intangible assets of $22.7 million is nil, which results in recording a deferred tax liability of approximately $8.0 million as there will be no tax deduction when the book basis is expensed and the deferred tax liability is reduced. At the time of the acquisition, our management determined that it was more likely than not that a substantial portion of acquired net operating loss and tax credit carryforwards would be realized prior to expiration through reversal of deferred tax liabilities during years of expected financial reporting expense for the acquired intangible assets, and accordingly approximately $6.8 million of deferred tax liabilities support realization of acquired deferred tax assets. A valuation allowance of approximately $1.2 million was recorded related to the remainder of the acquired deferred tax assets. In 2011, we reviewed the deferred tax liabilities related to intangible assets and determined that because of the increased uncertainty in timing of reversal, the deferred tax liabilities did not support realization of our deferred tax assets. Therefore, in 2011, we recorded an increase to the valuation allowance against deferred tax assets of approximately $1.1 million which was also recorded as income tax expense.

Pro Forma Information (unaudited) - The following unaudited pro forma information presents the combined revenues and net loss of Marina Biotech and Cequent for the year ended December 31, 2010 as if the acquisition of Cequent had occurred as of the beginning of the year. This pro forma information does not include any adjustments related to restructuring or one-time charges, potential profit improvements, potential cost savings or other costs which may result from combining the operations. Accordingly, these unaudited pro forma revenues and net loss are presented for illustrative purposes and are not intended to represent or be indicative of the actual results of operations of the combined company that would have been achieved had the acquisition occurred as of the beginning of the period presented nor are they intended to represent or be indicative of future results of operations. The unaudited pro forma results of operations information is as follows (in thousands):

2010
Revenue	$2,788
Net loss	$(30,243)

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

Note 3 - Property and Equipment

Property and equipment at December 31, 2010 and 2011 are comprised of the following (in thousands):

	2010	2011
Furniture and fixtures	$873	$832
Machinery and equipment	5,402	5,374
Computer equipment and software	1,216	1,191
Leasehold improvements	4,285	4,285
	11,776	11,682
Less accumulated depreciation and amortization	8,081	9,253
Net property and equipment	$3,695	$2,429

Accrued Restructuring	12 Months Ended
Dec. 31, 2011
Accrued Restructuring [Abstract]
Accrued Restructuring

Note 4 - Accrued Restructuring

In 2008, we restructured our operations to focus on our RNAi programs by reducing our workforce related to our former intranasal drug delivery business and by exiting one of our facilities. We recorded a restructuring liability, representing estimated future payments due under the lease, net of anticipated future sublease payments, which was discounted using a credit-adjusted risk-free interest rate. In September 2011 we entered into an agreement with the landlord for the exited facility, whereby we terminated the lease and issued a total of 780,000 shares of our common stock to two affiliates of the landlord at a settlement price of $2.30 per share. In connection with issuing the shares, the remaining accrued restructuring liability was eliminated and we have no further obligations with respect to the facility.

We recorded restructuring charges including accretion of the accrued restructuring liability and other facility-related costs in the amounts of $3.5 million and $1.4 million in 2010 and 2011, respectively.

The components of restructuring expense are summarized as follows (in thousands):

	Year ended December 31,		Cumulative to December 31,
	2010	2011	2011
Employee severance and termination benefits (including stock-based compensation charges)	$-	$-	$3,986
Property and equipment impairment	-	-	2,099
Facility related charges	3,526	1,390	7,249
Other restructuring charges	-	-	294
Total restructuring	$3,526	$1,390	$13,628

Concentration of Credit Risk and Significant Customers	9 Months Ended
Sep. 30, 2012
Concentration of Credit Risk and Significant Customers [Abstract]
Concentration of Credit Risk and Significant Customers

Note 2 - Concentration of Credit Risk and Significant Customers

We operate in an industry that is highly regulated, competitive and rapidly changing and involves numerous risks and uncertainties. Significant technological and/or regulatory changes, the emergence of competitive products and other factors could negatively impact our consolidated financial position or results of operations.

We have been dependent on our collaborative agreements with a limited number of third parties for a substantial portion of our revenue, and our discovery and development activities may be delayed or reduced if we do not maintain successful collaborative arrangements. We had revenue from customers, as a percentage of total revenue, as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Novartis	-	95%	-	36%
Monsanto	-	5%		54%
Mirna	-	-	-	4%
Debiopharm	91%	-	63%	1%
Astra Zeneca	-	-	9%	-
Undisclosed Partner #1	-	-	8%	-
Other	9%	-	20%	5%
Total	100%	100%	100%	100%

Notes Payable	9 Months Ended
Sep. 30, 2012
Notes Payable [Abstract]
Notes Payable

Note 3 - Notes Payable

In February 2012, we received net proceeds of approximately $1.5 million by issuance of secured promissory notes and warrants to purchase up to 3,690,944 shares of our common stock. The warrants had an initial exercise price of $0.508 per share, which was subject to adjustment (including in connection with subsequent financings), and are exercisable for a period of five years beginning six months and one day following the issuance of the warrants. Through a series of amendments to the purchase agreement and the notes issued pursuant thereto, we have extended the maturity date of the notes to December 31, 2012, have reduced the exercise price of all of the warrants that we issued to the noteholders to $0.28 per share and have removed the obligation to pay to the noteholders the sums received by us from the sale of our surplus equipment. In connection with such amendments, we have issued to the secured parties additional warrants to purchase up to 3,199,848 shares of our common stock as follows: (i) in April 2012 we issued 489,033 warrants at an initial exercise price of $0.56 per share; (ii) in May 2012 we issued 425,100 warrants at an initial exercise price of $0.64 per share; (iii) in August 2012 we issued 1,250,000 warrants at an initial exercise price of $0.28 per share and adjusted the exercise price of all of the outstanding warrants issued to the noteholders to $0.28; and (iv) in October 2012 we issued 1,035,715 warrants at an initial exercise price of $0.28 per share.

The notes are secured by the assets of our company and our wholly-owned subsidiaries, Cequent Pharmaceuticals, Inc. and MDRNA Research, Inc. The security agreement that we entered into in connection with this transaction provides a security interest in, but not limited to, all of the property, equipment and fixtures, accounts, negotiable collateral, cash, and cash equivalents of our company and our wholly-owned subsidiaries, Cequent and MDRNA Research, subject to certain exceptions. The security interest created in the collateral is first priority, subject to the permitted encumbrances provided in the security agreement, and is perfected to the extent such security interest can be perfected by the filing of a financing statement and filings with the U.S. Patent and Trademark Office. The security interest created in the collateral will be removed at such time as the notes are paid in full.

As a result of amendments to the purchase agreement and the notes issued pursuant thereto, we and the holders of the notes agreed that if we, at any time prior to December 31, 2012, effect any merger or consolidation of our company whereby the holders of the issued and outstanding shares of our common stock immediately prior to the consummation of such transaction hold less than fifty percent (50%) of the issued and outstanding shares of the voting securities of the surviving corporation immediately following the consummation of such transaction, we will have fully satisfied the obligation to repay the entire unpaid principal balance under the notes and all accrued and unpaid interest thereon through the issuance to the noteholders of an aggregate number of shares of common stock calculated by converting the then total outstanding principal and interest under the notes at a value of $0.28 per share of common stock.

In connection with the issuance of the secured promissory notes and warrants, we recorded a discount on notes payable representing the fair value of the warrants issued to the secured parties, as determined utilizing the Black-Scholes-Merton valuation model. The discount on notes payable was reported net of related notes payable and amortized as interest expense over the original term of the notes. The estimated fair value of the warrants was recorded as an increase in the fair value liability for price adjustable warrants. In connection with amendments to the purchase agreement and notes payable, we issued additional warrants to the secured parties and recorded the fair value of the warrants issued as additional discount on notes payable, as determined utilizing the Black-Scholes-Merton valuation model. The additional discount on notes payable was reported net of related notes payable and amortized as interest expense over the amended term of the notes. The estimated fair value of the warrants was recorded as an increase in the fair value liability for price adjustable warrants.

The following table presents the activity in notes payable and accrued interest and related discount for the nine months ended September 30, 2012 (in thousands):

	Notes Payable and accrued interest	Discount	Notes Payable and accrued interest, net
Balance at January 1, 2012	$-	$-	$-
Issuances of notes payable and warrants	1,500	(1,651)	(151)
Issuances of warrants upon amendments	-	(910)	(910)
Accrued interest	138		138
Payments	(200)	-	(200)
Amortization of discount to interest expense	-	2,324	2,324
Balance at September 30, 2012	$1,438	$(237)	$1,201

Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 4 - Stockholders' Equity

Preferred Stock - Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 1,000 shares of preferred stock as Series B Preferred Stock and 90,000 shares of preferred stock as Series A Junior Participating Preferred Stock. No shares of Series B Preferred Stock or Series A Junior Participating Preferred Stock are outstanding.

Series B Preferred Stock/Socius Purchase Agreement - On December 22, 2011, we entered into a Securities Purchase Agreement with Socius CG II, Ltd., or Socius, pursuant to and subject to the conditions of which, we had the right, in our sole discretion, over a term of two years, to demand through the delivery of separate tranche notices that Socius purchase up to a total of $5 million of Series B Preferred Stock. The delivery of a tranche notice by us to Socius would have triggered the automatic vesting and automatic exercise of both the additional investment right to purchase shares of our common stock that we granted to Socius in the purchase agreement, and the warrant to purchase shares of our common stock that we issued to Socius on December 29, 2011 upon the closing of the purchase agreement. On March 20, 2012, we notified Socius that we were terminating the purchase agreement, effective thirty (30) days from the date of such notice. We did not deliver any tranche notices to Socius during the term of the facility created by the purchase agreement, and as a result we did not issue, and are under no obligation to issue, any shares of Series B Preferred Stock, or any shares of our common stock issuable upon the automatic exercise of the additional investment right and the warrant, to Socius.

Upon the closing of the purchase agreement, on December 29, 2011 we delivered to Socius an unvested and therefore unexercisable warrant to purchase up to 1,305,970 shares of our common stock at an initial exercise price of $1.34 per share. The exercise price of the warrant and the number of shares of common stock issuable upon exercise thereof were subject to adjustment from time to time. In connection with each tranche notice delivered to Socius under the purchase agreement, a portion of the warrant equal to a number of shares calculated by dividing (1) 37% of the dollar amount of the tranche of Series B Preferred Stock by (2) the closing bid price of the common stock for the most recently completed trading day prior to the delivery or deemed delivery of the tranche notice would vest and be automatically exercised. At each time of delivery or deemed delivery of a tranche notice, the number of shares of common stock underlying the warrant would also be adjusted immediately prior to the automatic exercise such that after such adjustment the aggregate exercise price for the adjusted number of shares would be equal to the aggregate exercise price in effect immediately prior to such adjustment. The warrant expired unexercisable in April 2012 as a result of our termination of the facility created by the purchase agreement.

Stockholder Rights Plan - In 2000, our board of directors adopted a stockholder rights plan and declared a dividend of one preferred stock purchase right for each outstanding share of common stock. Each right entitles the holder, once the right becomes exercisable, to purchase from us one one-thousandth of a share of our Series A Junior Participating Preferred Stock, par value $.01 per share. We issued these rights in March 2000 to each stockholder of record on such date, and these rights attach to shares of common stock subsequently issued. The rights will cause substantial dilution to a person or group that attempts to acquire us on terms not approved by our board of directors and could, therefore, have the effect of delaying or preventing someone from taking control of us, even if a change of control were in the best interest of our stockholders.

Holders of our preferred share purchase rights are generally entitled to purchase from us one one-thousandth of a share of Series A preferred stock at a price of $50.00, subject to adjustment as provided in the Stockholder Rights Agreement. These preferred share purchase rights will generally be exercisable only if a person or group becomes the beneficial owner of 15 percent or more of our outstanding common stock or announces a tender offer for 15 percent or more of our outstanding common stock. Each holder of a preferred share purchase right, excluding an acquiring entity or any of its affiliates, will have the right to receive, upon exercise, shares of our common stock, or shares of stock of the acquiring entity, having a market value equal to two times the purchase price paid for one one-thousandth of a share of Series A preferred stock. The preferred share purchase rights expire on March 17, 2013. We have designated 90,000 shares of preferred stock as Series A Junior Participating Preferred stock.

Common Stock - Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of shares of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. On July 14, 2011, our shareholders approved a proposal to change our capital structure by increasing the number of authorized shares of common stock from 90,000,000 to 180,000,000.

In February 2011, in connection with a public offering that we conducted utilizing a $50 million shelf registration statement which was declared effective by the SEC in September 2010, we received net proceeds of approximately $4.5 million from an offering of 637,500 units, each comprised of one share of our common stock and 0.1746 of a warrant, each to purchase one share of our common stock, at a purchase price of $8.00 per unit. We issued an aggregate of 637,500 shares of common stock and warrants to purchase up to an aggregate of 111,308 shares of our common stock in connection with this offering.

In May 2011, in connection with a public offering that we conducted utilizing a registration statement on Form S-1 which was declared effective by the SEC on May 11, 2011, we received net proceeds of approximately $6.3 million from an offering of an aggregate of (i) 2,231,850 units and (ii) 2,231,850 Series B Warrants, each to purchase one unit, at a purchase price of $3.90 per unit. Each unit consists of (x) one share of common stock and (y) one Series A Warrant to purchase one share of common stock. Prior to their July 12, 2011 expiration date, 2,229,350 Series B Warrants were exercised which resulted in additional net proceeds of approximately $3.1 million.

In September 2011, we entered into an agreement to terminate our lease for 3450 Monte Villa Parkway, Bothell, Washington, which eliminated our future lease obligations, and pursuant to which we issued 780,000 shares of our common stock to certain affiliates of the landlord. The estimated fair value of the shares issued was approximately $1.5 million on the date of issuance and was recorded as an increase in common stock and additional paid-in capital and as a decrease to the previously recorded restructuring liability. We agreed to prepare and file with the SEC, on or before February 1, 2012, a registration statement on Form S-3 covering the resale of all of such shares, and to use our continuing best efforts to cause such registration statement to be become and remain effective for so long as the landlord's affiliates hold any shares. If the resale registration statement is not initially filed on or before February 1, 2012, or declared effective by the SEC by April 1, 2012, each a registration default, we agreed to pay the landlord $10,000 for each month or portion thereof that the registration default continues. We have not filed a registration statement on Form S-3 and we have recorded a liability for $20,000 for the registration default for the months of February and March 2012.

On October 11, 2011, we entered into the Purchase Agreement with Lincoln Park Capital ("LPC"), whereby LPC agreed to purchase up to $15 million of our common stock over a thirty (30) month period. We also entered into a registration rights agreement with LPC pursuant to which we agreed to file a registration statement related to the transaction with the SEC covering the shares that have been issued or may be issued to LPC under the Purchase Agreement. The SEC declared the registration statement effective on October 31, 2011. Pursuant to the Purchase Agreement, we had the right, in our sole discretion, over a 30-month period following the effective date of the registration statement to sell up to $15 million of our common stock to LPC, depending on certain conditions as set forth in the Purchase Agreement.

There were no upper limits to the price LPC may pay to purchase shares of our common stock, and the purchase price of the shares related to the future funding under the Purchase Agreement was based on the prevailing market prices of the common stock immediately preceding the time of sales without any fixed discount. LPC did not have the right or the obligation to purchase any shares of our common stock on any business day that the price of the common stock was below the floor price of $1.00 per share as set forth in the Purchase Agreement. We could not issue more than 1,777,913 shares in connection with the Purchase Agreement, unless the average purchase price of all shares of common stock issued by us to LPC equaled or exceeded $2.25 per share.

In consideration for entering into the Purchase Agreement, we issued to LPC 145,279 shares of common stock as a commitment fee and were required to issue to LPC up to 290,557 shares of common stock pro rata when and if LPC purchased, at our discretion, the $15 million of common stock over the 30-month period. We also issued to LPC an additional 5,000 shares of common stock as an expense reimbursement. We terminated the Purchase Agreement effective March 20, 2012. Prior to the termination of the Purchase Agreement, we issued a total of 1,544,901 shares to LPC under this agreement and received proceeds of approximately $1.8 million in 2011.

In March 2012, in connection with a public offering that we conducted utilizing a $50 million shelf registration statement which was declared effective by the SEC in September 2010, we received net proceeds of approximately $1.1 million from a registered direct offering of 1,600,002 units, each comprised of one share of our common stock and 0.5 of a warrant, each to purchase one share of our common stock, at a purchase price of $0.75 per unit. We issued an aggregate of 1,600,002 shares of common stock and warrants to purchase up to an aggregate of 800,001 shares of our common stock in connection with this offering.

In August, October and November 2012 we issued to eleven of our vendors an aggregate of approximately 3.8 million shares of our common stock to settle outstanding amounts due to such vendors in the aggregate amount of approximately $1.2 million. We also agreed to issue an additional 87,254 shares to settle approximately $20,000 in amounts due to one vendor contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

Effective as of October 1, 2012, we entered into a Lease Termination Agreement with Ditty Properties Limited Partnership (the "Landlord") with respect to our facilities located at 3830 Monte Villa Parkway, Bothell, WA. As additional consideration, we agreed to issue 1,500,000 shares of our common stock to the landlord contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

NASDAQ Deficiency Notice - On March 25, 2011, we received a letter from the Listing Qualifications Department of The NASDAQ Stock Market ("NASDAQ") notifying us that we were not in compliance with the minimum $1.00 per share minimum bid price requirement for continued inclusion on The NASDAQ Global Market set forth in NASDAQ Marketplace Rule 5450(a)(1) (the "Rule"), as a result of the bid price of our common stock having closed below $1.00 for the 30 consecutive business days prior to the date of the letter. NASDAQ's letter advised us that we had until September 21, 2011 to regain compliance with the Rule.

We did not regain compliance with the Rule on or prior to September 21, 2011 and, accordingly, on September 22, 2011, we received a staff determination letter from NASDAQ stating that our common stock would be subject to delisting from The Nasdaq Global Market as a result of the deficiency. Following a hearing before the NASDAQ Listing Qualifications Panel on October 27, 2011, the Listing Qualifications Panel allowed us until January 31, 2012 to regain compliance with the Rule. On February 1, 2012, we were notified that the Listing Qualifications Panel had determined to delist our common stock from the Nasdaq Stock Market, and to suspend trading in the shares effective at the open of business on February 2, 2012. Our common stock began trading on the OTCQX tier of the OTC Markets commencing on February 2, 2012, and it continued to trade on the OTCQX tier of the OTC Markets until July 10, 2012, following which it began trading on the OTC Pink tier of the OTC Markets.

Warrants - In connection with offerings of our common stock and notes payable, we have issued warrants to purchase shares of our common stock, some of which provide that the exercise price of the warrant will be reduced in the event of subsequent financings at an effective price per share less than the exercise price of the warrants, subject to certain exceptions and limitations.

On February 7, 2011, the exercise price of warrants to purchase 68,626 shares which we issued in November 2010 was adjusted to $10.60 per share. These warrants are no longer subject to adjustment except in connection with stock splits, dividends, and other similar events.

In February 2011, as part of a public offering, we issued warrants to purchase 111,308 shares of common stock at an exercise price of $8.00 per share. The warrants are exercisable until February 15, 2018, and the exercise price of such warrants is not subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of the warrants.

In May 2011, as part of a public offering, we issued 2,231,850 Series A Warrants to purchase shares of common stock at an initial exercise price of $3.90 per share, which exercise price is subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of such warrants. The Series A Warrants are exercisable during the period beginning on May 21, 2012 and ending on May 21, 2017. As a result of the issuance of warrants to the holders of our secured notes payable, the exercise price of the Series A Warrants adjusted to $0.508 per share in February 2012, and adjusted to $0.28 per share in August 2012. In May 2012, we issued 187,006 shares of common stock as a result of the exercise of 440,000 Series A Warrants on a cashless basis.

In May 2011, we also issued 2,231,850 Series B Warrants, each to purchase one unit consisting of one share of common stock and one Series A Warrant, at an initial exercise price of $3.10 per unit, subject to adjustment, during the period ending on July 12, 2011. From May 20, 2011 to June 30, 2011, 712,150 of the Series B Warrants were exercised, resulting in proceeds of approximately $2.2 million and the issuance of an additional 712,150 Series A Warrants. As per the terms of the Series B Warrants, the exercise price of the Series B Warrants adjusted to $1.28 per unit at the close of trading on July 5, 2011, which adjustment was retroactively effective to June 29, 2011. Holders of the Series B Warrants that were exercised during the period beginning on June 29, 2011 and ending on July 5, 2011 were entitled to a refund of a portion of their previously paid exercise price if the exercise price adjusted to less than $3.10 per unit. The amount of the refund for each Series B Warrant was equal to the difference between the initial exercise price of the Series B Warrant ($3.10 per unit) and the adjusted exercise price of the Series B Warrant ($1.28 per unit). An aggregate of 600,500 Series B Warrants were exercised on June 29 and June 30, with respect to which we paid a refund in the aggregate amount of approximately $1.1 million to the warrant holders on July 6, 2011 and the remaining $0.4 million was reclassified to equity. From July 1, 2011 to the expiration date of July 12, 2011, 1,517,200 Series B Warrants were exercised resulting in additional net proceeds of approximately $2.0 million and the issuance of an additional 1,517,200 Series A Warrants. Total net proceeds received from the exercises of the Series B Warrants was approximately $3.1 million. On July 12, 2011, the remaining 2,500 Series B Warrants expired unexercised.

On February 10, 2012, we entered into a Note and Warrant Purchase Agreement pursuant to which we issued to certain accredited investors 15% secured promissory notes in the aggregate principal amount of $1.5 million and warrants to purchase up to 3,690,944 shares of common stock. The warrants had an initial exercise price of $0.508 per share, which was subject to adjustment (including in connection with subsequent financings), and are exercisable for a period of five years beginning six months and one day following the issuance of the warrants. The purchase agreement and the notes issued pursuant thereto have been amended to extend the maturity date of the notes from May 14, 2012 until December 31, 2012, to issue warrants to purchase up to an additional 3,199,848 shares of our common stock to the noteholders, and to decrease the exercise price of all of the warrants that we issued to the noteholders to $0.28 per share. As a result of the amendments to the purchase agreement and notes we issued the following warrants: (i) in April 2012 we issued 489,033 warrants at an exercise price of $0.56 per share; (ii) in May 2012 we issued 425,100 warrants at an exercise price of $0.64 per share; (iii) in August 2012 we issued 1,250,000 warrants at an exercise price of $0.28 per share and adjusted the exercise price of all of the outstanding warrants issued to the noteholders to $0.28; and (iv) in October 2012 we issued 1,035,715 warrants at an exercise price of $0.28 per share. In addition, we and the noteholders agreed that if we, at any time prior to December 31, 2012, effect any merger or consolidation of our company whereby the holders of the issued and outstanding shares of our common stock immediately prior to the consummation of such transaction hold less than fifty percent (50%) of the issued and outstanding shares of the voting securities of the surviving corporation immediately following the consummation of such transaction, we will have fully satisfied our obligation to repay the entire unpaid principal balance under the notes and all accrued and unpaid interest thereon through the issuance to the noteholders of an aggregate number of shares of common stock calculated by converting the then total outstanding principal and interest under the notes at a value of $0.28 per share of common stock.

On March 22, 2012, as part of a registered direct offering of shares of our common stock and warrants to purchase shares of our common stock, we entered into a Securities Purchase Agreement pursuant to which we issued warrants to purchase up to 800,001 shares of our common stock. The warrants have an exercise price of $0.75 per share, are immediately exercisable, and will be exercisable for a period of five years from the date of issuance. The exercise price and the number of shares issuable upon exercise of the warrants are subject to adjustment in the event of stock splits or dividends, business combinations, sale of assets or other similar transactions, but not as a result of future securities offerings at lower prices.

The following summarizes warrant activity during the nine months ended September 30, 2012:

	Warrant Shares	Weighted Average Exercise Price
Warrants outstanding, December 31, 2011	6,261,978	$3.82
Warrants issued	6,809,705	0.52
Warrants expired	(1,380,597)	1.34
Warrants exercised	(440,000)	0.51
Warrants outstanding, September 30, 2012	11,251,086	$2.26

Subscription investment units - In November 2010, we issued subscription investment units to purchase during the 16-month period following the date of issuance, an aggregate of 242,355 shares of common stock at a per share exercise price equal to the lesser of (i) $22.10, and (ii) 90% of the quotient of (x) the sum of the three lowest volume-weighted average price of the common stock for any three trading days during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable exercise date, divided by (y) three (3). On March 5, 2012, the remaining 25,000 subscription investment units expired unexercised.

Note 5 - Stockholders' Equity

Preferred Stock - Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 1,000 shares as Series B Preferred Stock and 90,000 shares as Series A Junior Participating Preferred Stock. No shares of Series B Preferred Stock or Series A Junior Participating Preferred Stock are outstanding.

Series B Preferred Stock/Socius Purchase Agreement - On December 22, 2011, we entered into a Securities Purchase Agreement with Socius CG II, Ltd., or Socius, pursuant to and subject to the conditions of which, we had the right, in our sole discretion, over a term of two years, to demand through the delivery of separate tranche notices that Socius purchase up to a total of $5 million of Series B Preferred Stock. The delivery of a tranche notice by us to Socius would have triggered the automatic vesting and automatic exercise of both the additional investment right to purchase shares of our common stock that we granted to Socius in the purchase agreement, and the warrant to purchase shares of our common stock that we issued to Socius on December 29, 2011 upon the closing of the purchase agreement. On March 20, 2012, we notified Socius that we were terminating the purchase agreement, effective thirty (30) days from the date of such notice. We did not deliver any tranche notices to Socius during the term of the facility created by the purchase agreement, and as a result we did not issue, and are under no obligation to issue, any shares of Series B Preferred Stock, or any shares of our common stock issuable upon the automatic exercise of the additional investment right and the warrant, to Socius.

Upon the closing of the purchase agreement, on December 29, 2011 we delivered to Socius an unvested and therefore unexercisable warrant to purchase up to 1,305,970 shares of our common stock at an initial exercise price of $1.34 per share. The exercise price of the warrant and the number of shares of common stock issuable upon exercise thereof were subject to adjustment from time to time. In connection with each tranche notice delivered to Socius under the purchase agreement, a portion of the warrant equal to a number of shares calculated by dividing (1) 37% of the dollar amount of the tranche of Series B Preferred Stock by (2) the closing bid price of the common stock for the most recently completed trading day prior to the delivery or deemed delivery of the tranche notice would vest and be automatically exercised. At each time of delivery or deemed delivery of a tranche notice, the number of shares of common stock underlying the warrant would also be adjusted immediately prior to the automatic exercise such that after such adjustment the aggregate exercise price for the adjusted number of shares would be equal to the aggregate exercise price in effect immediately prior to such adjustment. The warrant expired unexercisable in April 2012 as a result of our termination of the facility created by the purchase agreement.

Stockholder Rights Plan - In 2000, our board of directors adopted a stockholder rights plan and declared a dividend of one preferred stock purchase right for each outstanding share of common stock. Each right entitles the holder, once the right becomes exercisable, to purchase from us one one-thousandth of a share of our Series A Junior Participating Preferred Stock, par value $.01 per share. We issued these rights in March 2000 to each stockholder of record on such date, and these rights attach to shares of common stock subsequently issued. The rights will cause substantial dilution to a person or group that attempts to acquire us on terms not approved by our board of directors and could, therefore, have the effect of delaying or preventing someone from taking control of us, even if a change of control were in the best interest of our stockholders.

Holders of our preferred share purchase rights are generally entitled to purchase from us one one-thousandth of a share of Series A preferred stock at a price of $50.00, subject to adjustment as provided in the Stockholder Rights Agreement. These preferred share purchase rights will generally be exercisable only if a person or group becomes the beneficial owner of 15 percent or more of our outstanding common stock or announces a tender offer for 15 percent or more of our outstanding common stock. Each holder of a preferred share purchase right, excluding an acquiring entity or any of its affiliates, will have the right to receive, upon exercise, shares of our common stock, or shares of stock of the acquiring entity, having a market value equal to two times the purchase price paid for one one-thousandth of a share of Series A preferred stock. The preferred share purchase rights expire on March 17, 2013. We have designated 90,000 shares of preferred stock as Series A Junior Participating Preferred stock.

Common Stock - Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of shares of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. On July 14, 2011, our shareholders approved a proposal to change our capital structure by increasing the number of authorized shares of common stock from 90,000,000 to 180,000,000.

In February 2011, in connection with a public offering that we conducted utilizing a $50 million shelf registration statement which was declared effective by the SEC in September 2010, we received net proceeds of approximately $4.5 million from an offering of 637,500 units, each comprised of one share of our common stock and 0.1746 of a warrant, each to purchase one share of our common stock, at a purchase price of $8.00 per unit. We issued an aggregate of 637,500 shares of common stock and warrants to purchase up to an aggregate of 111,308 shares of our common stock in connection with this offering.

In May 2011, in connection with a public offering that we conducted utilizing a registration statement on Form S-1 which was declared effective by the SEC on May 11, 2011, we received net proceeds of approximately $6.3 million from an offering of an aggregate of (i) 2,231,850 units and (ii) 2,231,850 Series B Warrants, each to purchase one unit, at a purchase price of $3.90 per unit. Each unit consists of (x) one share of common stock and (y) one Series A Warrant to purchase one share of common stock. Prior to their July 12, 2011 expiration date, 2,229,350 Series B Warrants were exercised which resulted in additional net proceeds of approximately $3.1 million.

In September 2011, we entered into an agreement to terminate our lease for 3450 Monte Villa Parkway, Bothell, Washington, which eliminated our future lease obligations, and pursuant to which we issued 780,000 shares of our common stock to certain affiliates of the landlord. The estimated fair value of the shares issued was approximately $1.5 million on the date of issuance and was recorded as an increase in common stock and additional paid-in capital and as a decrease to the previously recorded restructuring liability. We agreed to prepare and file with the SEC, on or before February 1, 2012, a registration statement on Form S-3 covering the resale of all of such shares, and to use our continuing best efforts to cause such registration statement to be become and remain effective for so long as the landlord's affiliates hold any shares. If the resale registration statement is not initially filed on or before February 1, 2012, or declared effective by the SEC by April 1, 2012, each a registration default, we agreed to pay the landlord $10,000 for each month or portion thereof that the registration default continues. We have not filed a registration statement on Form S-3 and we have recorded a liability for $20,000 for the registration default for the months of February and March 2012.

On October 11, 2011, we entered into the Purchase Agreement with Lincoln Park Capital ("LPC"), whereby LPC agreed to purchase up to $15 million of our common stock over a thirty (30) month period. We also entered into a registration rights agreement with LPC pursuant to which we agreed to file a registration statement related to the transaction with the SEC covering the shares that have been issued or may be issued to LPC under the Purchase Agreement. The SEC declared the registration statement effective on October 31, 2011. Pursuant to the Purchase Agreement, we had the right, in our sole discretion, over a 30-month period following the effective date of the registration statement to sell up to $15 million of our common stock to LPC, depending on certain conditions as set forth in the Purchase Agreement.

There were no upper limits to the price LPC may pay to purchase shares of our common stock, and the purchase price of the shares related to the future funding under the Purchase Agreement was based on the prevailing market prices of the common stock immediately preceding the time of sales without any fixed discount. LPC did not have the right or the obligation to purchase any shares of our common stock on any business day that the price of the common stock was below the floor price of $1.00 per share as set forth in the Purchase Agreement. We could not issue more than 1,777,913 shares in connection with the Purchase Agreement, unless the average purchase price of all shares of common stock issued by us to LPC equaled or exceeded $2.25 per share.

In consideration for entering into the Purchase Agreement, we issued to LPC 145,279 shares of common stock as a commitment fee and were required to issue to LPC up to 290,557 shares of common stock pro rata when and if LPC purchased, at our discretion, the $15 million of common stock over the 30-month period. We also issued to LPC an additional 5,000 shares of common stock as an expense reimbursement. We terminated the Purchase Agreement effective March 20, 2012. Prior to the termination of the Purchase Agreement, we issued a total of 1,544,901 shares to LPC under this agreement and received proceeds of approximately $1.8 million.

In March 2012, in connection with a public offering that we conducted utilizing a $50 million shelf registration statement which was declared effective by the SEC in September 2010, we received net proceeds of approximately $1.1 million a registered direct offering of 1,600,002 units, each comprised of one share of our common stock and 0.5 of a warrant, each to purchase one share of our common stock, at a purchase price of $0.75 per unit. We issued an aggregate of 1,600,002 shares of common stock and warrants to purchase up to an aggregate of 800,001 shares of our common stock in connection with this offering.

During August 2012 we committed to issue to nine of our vendors an aggregate of approximately 3.6 million shares of our common stock to settle outstanding amounts due to such vendors in the aggregate amount of approximately $1.2 million.

As additional consideration for the Lease Termination Agreement, effective as of October 1, 2012, that we entered into with Ditty Properties Limited Partnership (the "Landlord") with respect to that certain Lease Agreement dated March 1, 2006 between our company and the Landlord regarding our facilities located at 3830 Monte Villa Parkway, Bothell, WA, we agreed to issue 1,500,000 shares of our common stock to the landlord contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were our shareholders prior to the sale.

NASDAQ Deficiency Notice - On March 25, 2011, we received a letter from the Listing Qualifications Department of The NASDAQ Stock Market ("NASDAQ") notifying us that we were not in compliance with the minimum $1.00 per share minimum bid price requirement for continued inclusion on The NASDAQ Global Market set forth in NASDAQ Marketplace Rule 5450(a)(1) (the "Rule"), as a result of the bid price of our common stock having closed below $1.00 for the 30 consecutive business days prior to the date of the letter. NASDAQ's letter advised us that we were provided 180 calendar days, or until September 21, 2011, to regain compliance by having the bid price of our common stock close at or above $1.00 per share for a minimum of 10 consecutive business days.

We did not regain compliance with the Rule on or prior to September 21, 2011 and, accordingly, on September 22, 2011, we received a staff determination letter from NASDAQ stating that our common stock would be subject to delisting from The Nasdaq Global Market as a result of the deficiency. On September 28, 2011, we requested a hearing before the NASDAQ Listing Qualifications Panel to review the staff determination. Following the hearing, which was held on October 27, 2011, the Listing Qualifications Panel granted our request to remain listed on The NASDAQ Global Market, and allowed us until January 31, 2012 to regain compliance with the Rule. On February 1, 2012, we were notified that the Listing Qualifications Panel had determined to delist our common stock from the Nasdaq Stock Market, and to suspend trading in the shares effective at the open of business on February 2, 2012. Our common stock began trading on the OTCQX tier of the OTC Markets commencing on February 2, 2012, and it continued to trade on the OTCQX tier of the OTC Markets until July 10, 2012, following which it began trading on the OTC Pink tier of the OTC Markets.

Warrants - In connection with offerings of our common stock and notes payable, we have issued warrants to purchase shares of our common stock, some of which provide that the exercise price of the warrant will be reduced in the event of subsequent financings at an effective price per share less than the exercise price of the warrants, subject to certain exceptions and limitations.

On February 7, 2011, the exercise price of warrants to purchase 68,626 shares which we issued in November 2010 was adjusted to $10.60 per share. These warrants are no longer subject to adjustment except in connection with stock splits, dividends, and other similar events.

In February 2011, as part of a public offering, we issued warrants to purchase 111,308 shares of common stock at an exercise price of $8.00 per share. The warrants are exercisable until February 15, 2018, and the exercise price of such warrants is not subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of the warrants.

In May 2011, as part of a public offering, we issued 2,231,850 Series A Warrants to purchase shares of common stock at an initial exercise price of $3.90 per share, which exercise price is subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of such warrants. Our stockholders approved an amendment to our certificate of incorporation to increase the authorized number of shares of our common stock from 90,000,000 to 180,000,000 shares at our 2011 Annual Meeting of Stockholders held on July 14, 2011, and we filed the certificate of amendment of our certificate of incorporation to effectuate such increase on July 18, 2011. In the event that we had not increased the authorized number of shares of our common stock on or prior to the first anniversary of the issuance of the Series A Warrants, we would have been required to pay the holders of the Series A Warrants liquidated damages in the aggregate amount of $2,500,000. The Series A Warrants are exercisable during the period beginning on May 21, 2012 and ending on May 21, 2017 and we will not be required to pay liquidated damages to the holders of the Series A Warrants. As of the date of this report, the exercise price of the Series A Warrants is $0.28 per share.

In May 2011, we also issued 2,231,850 Series B Warrants, each to purchase one unit consisting of one share of common stock and one Series A Warrant, at an initial exercise price of $3.10 per unit, subject to adjustment, during the period ending on July 12, 2011. From May 20, 2011 to June 30, 2011, 712,150 of the Series B Warrants were exercised, resulting in proceeds of approximately $2.2 million and the issuance of an additional 712,150 Series A Warrants. As per the terms of the Series B Warrants, the exercise price of the Series B Warrants adjusted to $1.28 per unit at the close of trading on July 5, 2011, which adjustment was retroactively effective to June 29, 2011. Holders of the Series B Warrants that were exercised during the period beginning on June 29, 2011 and ending on July 5, 2011 were entitled to a refund of a portion of their previously paid exercise price if the exercise price adjusted to less than $3.10 per unit. The amount of the refund for each Series B Warrant was equal to the difference between the initial exercise price of the Series B Warrant ($3.10 per unit) and the adjusted exercise price of the Series B Warrant ($1.28 per unit). An aggregate of 600,500 Series B Warrants were exercised on June 29 and June 30, with respect to which we paid a refund in the aggregate amount of approximately $1.1 million to the warrant holders on July 6, 2011 and the remaining $0.4 million was reclassified to equity. From July 1, 2011 to the expiration date of July 12, 2011, 1,517,200 Series B Warrants were exercised resulting in additional net proceeds of approximately $2.0 million and the issuance of an additional 1,517,200 Series A Warrants. Total net proceeds received from the exercises of the Series B Warrants was approximately $3.1 million. On July 12, 2011, the remaining 2,500 Series B Warrants expired unexercised.

On February 10, 2012, we entered into a Note and Warrant Purchase Agreement pursuant to which we issued to certain accredited investors 15% secured promissory notes in the aggregate principal amount of $1.5 million and warrants to purchase up to 3,690,944 shares of common stock. The warrants had an initial exercise price of $0.508 per share, which was subject to adjustment (including in connection with subsequent financings), and are exercisable for a period of five years beginning six months and one day following the issuance of the warrants. The purchase agreement and the notes issued pursuant thereto have been amended to extend the maturity date of the notes from May 14, 2012 until December 31, 2012, to issue warrants to purchase up to an additional 3,199,848 shares of our common stock to the noteholders, and to decrease the exercise price of all of the warrants that we issued to the noteholders to $0.28 per share. In addition, we and the noteholders agreed that if we, at any time prior to December 31, 2012, effect any merger or consolidation of our company whereby the holders of the issued and outstanding shares of our common stock immediately prior to the consummation of such transaction hold less than fifty percent (50%) of the issued and outstanding shares of the voting securities of the surviving corporation immediately following the consummation of such transaction, we will have fully satisfied our obligation to repay the entire unpaid principal balance under the notes and all accrued and unpaid interest thereon through the issuance to the noteholders of an aggregate number of shares of common stock calculated by converting the then total outstanding principal and interest under the notes at a value of $0.28 per share of common stock.

On March 22, 2012, as part of a registered direct offering of shares of our common stock and warrants to purchase shares of our common stock, we entered into a Securities Purchase Agreement pursuant to which we issued warrants to purchase up to 800,001 shares of our common stock. The warrants have an exercise price of $0.75 per share, are immediately exercisable, and will be exercisable for a period of five years from the date of issuance. The exercise price and the number of shares issuable upon exercise of the warrants are subject to adjustment in the event of stock splits or dividends, business combinations, sale of assets or other similar transactions, but not as a result of future securities offerings at lower prices.

The following summarizes warrant activity during the years ended December 31, 2010 and 2011.

	Warrant Shares	Weighted Average Exercise Price
Warrants outstanding, January 1, 2010	288,698	$61.60
Warrants issued	198,547	34.50
Warrants assumed in Cequent acquisition	1,055	17.50
Warrants exercised	(62,875)	40.08
Warrants terminated upon Cequent acquisition	(42,405)	46.00
Warrants outstanding, December 31, 2010	383,020	$46.40
Warrants issued	8,111,798	3.32
Warrants exercised or cancelled	(2,232,840)	1.40
Warrants outstanding, December 31, 2011	6,261,978	$3.82
Warrants expiring in 2013	1,310,884
Warrants expiring in 2014	95,632
Warrants expiring in 2015	280,431
Warrants expiring thereafter	4,575,031

Subscription investment units - In November 2010, we issued subscription investment units to purchase during the 16-month period following the date of issuance, an aggregate of 242,355 shares of common stock at a per share exercise price equal to the lesser of (i) $22.10, and (ii) 90% of the quotient of (x) the sum of the three lowest volume-weighted average price ("VWAP") of the common stock for any three trading days during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable exercise date, divided by (y) three (3). If after 120 calendar days from the closing date certain conditions are satisfied, including that the closing price of our common stock exceeds $47.80 for 10 consecutive trading days, and the daily volume of our common stock on each of such 10 consecutive trading days is greater than 40,000 shares per day, we shall have the right to require the buyers to exercise their subscription units upon five days' written notice. The following summarizes subscription investment unit activity during the years ended December 31, 2010 and 2011. On March 5, 2012, the remaining 25,000 subscription investment units expired unexercised.

	Unit Shares	Weighted Average Exercise Price
Subscription investment units outstanding, January 1, 2010	-	$-
Subscription investment units issued	242,355	22.10
Subscription investment units outstanding, December 31, 2010	242,355	12.50
Subscription investment units exercised	(217,355)	2.30
Subscription investment units outstanding, December 31, 2011	25,000	$0.89

Stock Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Incentive Plans [Abstract]
Stock Incentive Plans

Note 5 - Stock Incentive Plans

At September 30, 2012 options to purchase up to 358,373 shares of our common stock were outstanding and 568,429 shares were available for future grants or awards under our various stock incentive plans. We generally issue new shares for option exercises unless treasury shares are available for issuance. We had no treasury shares as of September 30, 2012 and have no plans to purchase any in the next year.

Stock-based Compensation - The following table summarizes stock-based compensation expense (in thousands):

	Three Months ended September 30,		Nine months ended September 30,
	2011	2012	2011	2012
Stock-based compensation:
Research and development	$103	$34	$295	$186
Selling, general and administrative	13	(33)	393	159
Total stock-based compensation	$116	$1	$688	$345

Stock-based compensation expense is recognized on a straight-line basis over the applicable vesting periods, based on the fair value on the grant date. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the applicable plan and certain employment agreements we have with key employees).

Stock Options - Stock options to purchase shares of our common stock are granted under our existing stock-based incentive plans to certain employees, at prices at or above the fair market value on the date of grant.

The following table summarizes stock option activity during the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
				(in thousands)
Outstanding December 31, 2011	578,257	$26.22
Options expired	(15,446)	60.43
Options forfeited	(204,438)	2.27
Outstanding at September 30, 2012	358,373	$38.41	5.9 years	$-
Exercisable at September 30, 2012	254,860	$52.71	4.6 years	$-

The per-share fair value of stock options granted was approximately $1.70 in both the three and nine months ended September 30, 2011, which was estimated at the date of grant using the Black-Scholes-Merton option valuation model using an expected dividend yield of 0%, a risk-free interest rate of 1.2%, expected stock volatility of 118% and an expected option life of 6.0 years. We did not grant any options during the three or nine months ended September 30, 2012.

As of September 30, 2012, we had approximately $0.2 million of total unrecognized compensation cost related to unvested stock options. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. We expect to recognize this cost over a weighted average period of approximately 1.8 years.

The intrinsic value of stock options outstanding and exercisable at September 30, 2012 is based on the $0.28 closing market price of our common stock on that date, and is calculated by aggregating the difference between $0.28 and the exercise price of each of the outstanding vested and unvested stock options. There were no stock options outstanding at September 30, 2012 which had an exercise price less than $0.28. There were no stock options exercised in the three or nine months ended September 30, 2011 or September 30, 2012.

Employee Stock Purchase Plan - As of September 30, 2012, a total of 65,000 shares of common stock have been reserved for issuance under our 2007 Employee Stock Purchase Plan ("ESPP") and 18,141 have been issued. Under the terms of the ESPP, a participant may purchase shares of our common stock at a price equal to the lesser of 85% of the fair market value on the date of offering or on the date of purchase. Stock-based compensation expense related to the ESPP was not material in the three and nine month periods ended September 30, 2011 and September 30, 2012.

Note 6 - Stock Incentive Plans

At December 31, 2011, options to purchase up to 578,257 shares of our common stock were outstanding, and 360,518 shares were reserved for future grants or awards under our various stock incentive plans.

Our stock incentive plans include the 2008 Stock Incentive Plan, 2004 Stock Incentive Plan and 2002 Stock Option Plan. At our 2011 annual shareholders' meeting, our shareholders approved the addition of 600,000 shares to our 2008 Stock Incentive Plan. We also maintain outstanding grants under our 2000 Nonqualified Stock Option Plan, which expired in 2010, and the 2006 Cequent Stock Incentive Plan under which stock options outstanding at the time of the Cequent acquisition were converted to options to purchase shares of our common stock. Under our stock compensation plans, we are authorized to grant options to purchase shares of common stock to our employees, officers and directors and other persons who provide services to us. The options to be granted are designated as either incentive stock options or non-qualified stock options by our board of directors, which also has discretion as to the person to be granted options, the number of shares subject to the options and the terms of the option agreements. Only employees, including officers and part-time employees, may be granted incentive stock options. Under our 2004 and 2008 plans, we are authorized to grant awards of restricted stock, stock appreciation rights and performance shares, in addition to stock options. As of December 31, 2011, no stock appreciation rights or performance shares have been granted. Options granted under the plans generally have terms of ten years from the date of grant, and generally vest over three years. We generally issue new shares for option exercises unless treasury shares are available for issuance. We had no treasury shares as of December 31, 2011 and have no plans to purchase any in the next year, however, we may accept the surrender of vested restricted shares from employees to cover tax requirements at our discretion.

Stock-based Compensation - Compensation expense is recognized on a straight-line basis over the applicable vesting periods based on the fair value on the grant date and is recorded net of forfeitures based on historical experience. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the applicable plan and certain employment agreements we have with key employees). The following table summarizes stock-based compensation expense (in thousands):

	Years Ended December 31,
	2010	2011
Research and development	$679	$422
Selling, general and administrative	1,337	505
Total	$2,016	$927

Stock Options - Option activity was as follows:

	Years Ended December 31,
	2010		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	210,750	$92.50	264,106	$69.30
Granted	21,861	26.30	392,976	2.03
Assumed in Cequent acquisition	58,083	23.20	-	-
Exercised	(4,058)	10.90	-	-
Expired	(19,058)	157.60	(47,016)	71.20
Forfeited	(3,472)	21.20	(31,809)	18.29
Outstanding at end of year	264,106	$69.30	578,257	$26.22
Exercisable at end of year	192,394	$74.50	193,404	$71.15

The following table summarizes additional information on our stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$2.00 - $ 2.20	368,268	9.7	$2.02	-	$-
$5.51 - $ 5.51	718	9.3	5.51	-	-
$11.60 - $ 94.00	173,265	6.4	49.88	157,398	50.77
$127.60 - $617.20	36,006	6.2	160.26	36,006	160.26
Totals	578,257	8.4	$26.22	193,404	$71.15
Exercisable	193,404	6.2

We use the Black-Scholes-Merton option pricing model to determine the fair value of our stock-based awards. The determination of the fair value of stock-based awards on the date of grant using an option-pricing model is affected by our stock price as well as by assumptions regarding a number of complex and subjective variables. These variables include the expected life of the award, expected stock price volatility over the term of the award, historical and projected exercise behaviors, risk-free interest rate and expected dividends. Staff Accounting Bulletins issued by the Securities and Exchange Commission provide for a simplified method for estimating expected term for "plain-vanilla" options, if a company met certain criteria. The mid-point between the vesting date and the expiration date is used as the expected term under this method. We have concluded that we meet the criteria to use the simplified method as we have had significant structural changes in our business such that our historical exercise data may no longer provide a reasonable basis upon which to estimate expected term. We estimate volatility of our common stock by using our stock price history to forecast stock price volatility. The risk-free interest rates used in the valuation model were based on U.S. Treasury issues with remaining terms similar to the expected term on the options. We do not anticipate paying any dividends in the foreseeable future and, therefore, use an expected dividend yield of nil. The per-share fair value of stock options granted was approximately $21.90 and $1.74 in 2010 and 2011, respectively, which were estimated at the date of grant using the Black-Scholes-Merton option valuation model with the following weighted average assumptions for the periods presented as follows:

	2010	2011
Risk free interest rate	1.6%	1.2%
Expected stock volatility	113%	118%
Expected option life	5.9 years	6.0 years

As of December 31, 2011, we had approximately $0.9 million of total unrecognized compensation cost related to unvested stock options. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. We expect to recognize this cost over a weighted average period of approximately 2.3 years.

At December 31, 2011, the aggregate intrinsic value of options outstanding or exercisable was zero as there were no options outstanding with an exercise price less than the December 31, 2011 closing market price of our common stock which was $0.89 per share. The total intrinsic value of options exercised in 2010 was approximately $0.1 million. No options were exercised in 2011. The total grant date fair value of options that vested during 2010 and 2011 was approximately $2.1 million and $1.3 million, respectively.

In 2010, in connection with our annual shareholders meeting, three members of our board of directors retired. Our board of directors approved a resolution to extend the amount of time two of the retiring directors have to exercise their vested options from 90 days to four years. Additional compensation expense recognized as a result of the modification was approximately $0.2 million. In 2011, in connection with our annual shareholders meeting, one member of our board of directors retired. Our board of directors approved a resolution to accelerate the vesting of the retiring director's outstanding stock options and to extend the amount of time he had to exercise his vested options from 90 days to four years. Additional compensation expense recognized as a result of the modification was not material.

Non-Employee Option Grants - We have granted stock options to non-employee members of our Scientific Advisory Board. In addition, as part of the Cequent acquisition, we assumed stock options granted to non-employees which were converted to stock options for 7,964 shares of our common stock. Non-employee option grants are recorded as expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these stock options, as calculated using the Black-Scholes-Merton option pricing model, is re-measured using the fair value of our common stock and the stock-based compensation recognized during the period is adjusted accordingly. Since the fair value of options granted to non-employees is subject to change in the future, the amount of future compensation expense will include fair value re-measurements until the stock options are fully vested. Expense recognized relating to options granted to non-employees was not material in 2010 or 2011.

Restricted Stock Awards - We have issued shares of restricted stock to certain employees and members of our Board pursuant to our 2004 Stock Incentive Plan. We did not grant any restricted stock awards during the 2009, 2010 and 2011 fiscal years. As of December 31, 2010, there were 94 unvested shares of restricted stock outstanding. These shares vested in January 2011 and there are no restricted stock awards remaining to vest.

Non-cash compensation expense for restricted stock awards is recognized on a straight-line basis over the applicable vesting periods based on the fair value of the restricted stock on the grant date. As of December 31, 2011, there is no unrecognized compensation cost related to unvested restricted stock awards. Stock-based compensation expense recorded and the fair value of restricted stock vested was not material for 2010 or 2011.

Employee Stock Purchase Plan - As of December 31, 2011, a total of 65,000 shares of common stock have been reserved for issuance under our 2007 Employee Stock Purchase Plan ("ESPP"), of which 14,233 have been issued to date. At our 2011 annual shareholders' meeting, our shareholders approved the addition of 50,000 shares to the plan. Under the terms of the ESPP, a participant may purchase shares of our common stock at a price equal to the lesser of 85% of the fair market value on the date of offering or on the date of purchase. Stock-based compensation expense related to the ESPP was not material in 2010 or 2011.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

Note 7 - Employee Benefit Plan

Until July 2012, we maintained a 401(k) plan for employees meeting eligibility requirements under which eligible employees may contribute up to 100% of their eligible compensation, subject to IRS limitations. Our employer matching contributions to the plan were discretionary as determined by our board of directors. There were no employer contributions in 2010 or 2011. In June 2012 we terminated our 401(k) plan and the participants are eligible to take distributions in accordance with IRS limitations.

Contractual Agreements	9 Months Ended
Sep. 30, 2012
Contractual Agreements [Abstract]
Contractual Agreements

Note 6 - Contractual Agreements

RNAi-related

Tekmira - On November 28, 2012, we and Tekmira entered into a license agreement whereby we will provide Tekmira a worldwide, non-exclusive license to our unlocked nucleobase analog ("UNA") technology for the development of RNA interference therapeutics. Tekmira will have full responsibility for the development and commercialization of any products arising under the License Agreement. In consideration for entering into the license agreement, we received an upfront payment in the amount of $300,000, and we will receive milestone payments upon the satisfaction of certain clinical and regulatory milestone events and royalty payments in the low single digits on products developed by Tekmira that use UNA technology. Tekmira may terminate the license agreement for convenience in its entirety, or in respect of any particular country or countries, by giving 90 days prior written notice to us, provided that no such termination shall be effective sooner than August 28, 2013. Either party may terminate the license agreement immediately upon the occurrence of certain bankruptcy events involving the other party, or, following the expiration of a 120 day cure period (60 days in the event of a default of a payment obligation by Tekmira), upon the occurrence of a material breach of the License Agreement by the other party.

Novartis - On August 2, 2012, we and Novartis Institutes for Biomedical Research, Inc. ("Novartis") entered into a worldwide, non-exclusive License Agreement for our CRN technology for the development of both single and double-stranded oligonucleotide therapeutics. We received $1 million in a one-time upfront payment for the non-exclusive license. In addition, in March 2009, we entered into an agreement with Novartis pursuant to which we granted to Novartis a worldwide, non-exclusive, irrevocable, perpetual, royalty-free, fully paid-up license, with the right to grant sublicenses, to our DiLA[2] -based siRNA delivery platform in consideration of a one-time, non-refundable fee of $7.25 million, which was recognized as license fee revenue in 2009. Novartis may terminate this agreement immediately upon written notice to us. In connection with the March 2009 license agreement, we also entered into a separate agreement with Novartis to provide them with an exclusive period in which to negotiate a potential research and development collaboration as well as possible broader licensing rights related to our RNAi drug delivery platform. This exclusive period expired in 2009. Approximately $0.3 million was recognized as license fee revenue in 2009 under this separate agreement.

Girindus - On May 18, 2012, we and Girindus Group ("Girindus") entered into a strategic alliance pursuant to which Girindus will have exclusive rights to develop, supply and commercialize certain oligonucleotide constructs using our CRN chemistry and in return, we will receive royalties in the single digit percentages from the sale of CRN-based oligonucleotide reagents as well as a robust supply of cGMP material for us and our partners' pre-clinical, clinical and commercialization needs.

Monsanto - On May 3, 2012, we and Monsanto Company ("Monsanto") entered into a worldwide exclusive Intellectual Property License Agreement for our delivery and chemistry technologies. On May 3, 2012, we and Monsanto also entered into a Security Agreement pursuant to which we granted to Monsanto a security interest in that portion of our intellectual property that is the subject of the License Agreement in order to secure the performance of our obligations under the License Agreement. Under the terms of the license agreement, we received $1.5 million in initiation fees, and may receive royalties on product sales in the low single digit percentages. Monsanto may terminate the License Agreement at any time in whole or as to any rights granted thereunder by giving prior written notice thereof to us, with termination becoming effective three (3) months from the date of the notice.

ProNAi Therapeutics, Inc. - On March 13, 2012, we entered into an Exclusive License Agreement with ProNAi Therapeutics, Inc. ("ProNAi") regarding the development and commercialization of ProNAi's proprietary DNAi-based therapeutics utilizing our novel SMARTICLES® liposomal delivery technology. The License Agreement provides that ProNAi will have full responsibility for the development and commercialization of any products arising under the License Agreement. Under terms of the License Agreement, we could receive up to $14 million for each gene target in total upfront, clinical and commercialization milestone payments, as well as royalties in the single digit percentages on sales, with ProNAi having the option to select any number of gene targets. Either party may terminate the License Agreement upon the occurrence of a default by the other party (subject to standard cure periods), or upon certain events involving the bankruptcy or insolvency of the other party. ProNAi may also terminate the License Agreement without cause upon ninety (90) days' prior written notice to us, provided that no such termination shall be effective sooner than December 13, 2012.

Mirna Therapeutics - On December 22, 2011, we entered into a License Agreement with Mirna Therapeutics, Inc. ("Mirna") regarding the development and commercialization of microRNA-based therapeutics utilizing Mirna's proprietary microRNAs and our novel SMARTICLES® liposomal delivery technology. The License Agreement provides that Mirna will have full responsibility for the development and commercialization of any products arising under the License Agreement and that we will support pre-clinical and process development efforts. Under terms of the License Agreement, we could receive up to $63 million in total upfront, clinical and commercialization milestone payments, as well as royalties in the low single digit percentages on sales, based on the successful outcome of the collaboration. Either party may terminate the License Agreement upon the occurrence of a default by the other party. Commencing on June 22, 2012, Mirna may also terminate the License Agreement without cause upon sixty (60) days prior written notice to us.

Debiopharm S.A. - In February 2011, we entered into a Research and License Agreement with Debiopharm S.A. pursuant to which we granted to Debiopharm an exclusive license to develop and commercialize our pre-clinical program in bladder cancer, for all uses in humans and animals for the prevention and treatment of superficial (non-muscle invasive) bladder cancer, in consideration of the payment by Debiopharm to us of up to $24 million based on predefined research and development milestones, plus royalties in the low double digit percentages from the sales of products resulting under the agreement and sublicensing payments. The agreement provided that Debiopharm would have full responsibility for the development and commercialization of any products arising from the partnership. On November 2, 2012, Debiopharm provided notice that the agreement would be terminated effective December 5, 2012 due to its own operational reasons. The bladder cancer program will be returned to us without obligations beyond those minor activities associated with the termination period and will be reincorporated into our internal preclinical pipeline with the intention of advancing the program once either appropriate funding or a new partner is obtained.

Valeant Pharmaceuticals - In March 2010, we acquired intellectual property related to Conformationally Restricted Nucleotides ("CRN") from Valeant Pharmaceuticals North America in consideration of payment of a non-refundable licensing fee of $0.5 million which was included in research and development expense in 2010. Subject to meeting certain milestones triggering the obligation to make any such payments, we may be obligated to make a product development milestone payment of $5.0 million within 180 days of FDA approval of a New Drug Application for our first CRN related product and another product development milestone payment of $2.0 million within 180 days of FDA approval of a New Drug Application covering our second CRN related product. As of September 30, 2012, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions triggering any such milestone payment obligations have not been satisfied. Valeant is entitled to receive earn-outs based upon a percentage in the low single digits of future commercial sales and earn-outs based upon a percentage in the low double digits of future revenue from sublicensing. Under the agreement we are required to use commercially reasonable efforts to develop and commercialize at least one covered product. If we have not made earn-out payments of at least $5.0 million prior to the sixth anniversary of the date of the agreement, we are required to pay Valeant an annual amount equal to $50,000 per assigned patent which shall be creditable against other payment obligations. The term of our financial obligations under the agreement shall end, on a country-by-country basis, when there no longer exists any valid claim in such country. We may terminate the agreement upon 30 days' notice, or upon 10 days' notice in the event of adverse results from clinical studies. Upon termination, we are obligated to make all payments accrued as of the effective date of such termination but shall have no future payment obligations.

Novosom - In July 2010, we entered into an agreement pursuant to which we acquired the intellectual property of Novosom AG ("Novosom") of Halle, Germany for Novosom's SMARTICLES®-based liposomal delivery system, which significantly broadens the number of approaches we may take for systemic and local delivery of our proprietary UNA and CRN-based oligonucleotide therapeutics. We issued an aggregate of 141,949 shares of our common stock to Novosom as consideration for the acquired assets. The shares had an aggregate value equal to approximately $3.8 million, which was recorded as research and development expense. As additional consideration for the acquired assets, we will pay to Novosom an amount equal to 30% of the value of each upfront (or combined) payment actually received by us in respect of the license of liposomal-based delivery technology or related product or disposition of the liposomal-based delivery technology by us, up to a maximum of $3.3 million, which amount will be paid in shares of our common stock, or a combination of cash and shares of our common stock, at our discretion. In December 2011 we recognized approximately $0.1 million as research and development expense for additional consideration paid to Novosom as a result of the License Agreement that we entered into with Mirna Therapeutics. During 2012 we issued 340,906 shares of common stock to Novosom as additional consideration as a result of the license agreements that we entered into with Mirna and Monstanto.

Roche - In February 2009, we entered into an agreement with F. Hoffmann-La Roche Inc., a New Jersey corporation, and F. Hoffmann-La Roche Ltd., a Swiss corporation (collectively, "Roche"), pursuant to which we granted to Roche a worldwide, irrevocable, non-exclusive license to a portion of our technology platform, for the development of RNAi-based therapeutics, in consideration of the payment of a one-time, non-refundable licensing fee of $5.0 million. On September 30, 2011, we agreed to the assignment and delegation by Roche of its non-exclusive license rights in the Licensed Technology upon Roche's successful divestment of its RNA interference assets. On October 21, 2011, Roche successfully divested its RNA interference assets, including the Licensed Technology, and made a one-time non-refundable payment of $1.0 million to us in consideration for our agreement to the assignment and delegation of Roche's non-exclusive license rights in the licensed technology. This payment was recognized as revenue in 2011.

University of Michigan - In May 2008, we entered into an exclusive license agreement to intellectual property ("IP") from the University of Michigan covering cationic peptides for enhanced delivery of nucleic acids. In connection with the agreement, we paid a license issue fee of $120,000. An additional fee of $25,000 is payable annually and creditable against royalty payments. Results from continued internal development efforts made this exclusive license agreement unnecessary and the agreement was terminated on August 7, 2012 with no further financial obligation.

University of Helsinki - In June 2008, we entered into a collaboration agreement with Dr. Pirjo Laakkonen and the Biomedicum Helsinki. The goal of the work involves our patented phage display library, the Trp Cage library, for the identification of peptides to target particular tissues or organs for a given disease. In December 2009, we received a patent allowance in the U.S. covering a targeting peptide for preferential delivery to lung tissues that was identified by us using the Trp Cage Library. We believe the Trp Cage library will be a source of additional peptides for evaluation in our delivery programs, and we will have a strong IP position for these peptides and their use. This agreement terminated by its terms in June 2012. Under this agreement, we may be obligated to make product development milestone payments of up to €275,000 in the aggregate for each product developed under this research agreement if certain milestones are met. As of September 30, 2012, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions that would trigger any such milestone payment obligations have not been satisfied. In addition, upon the first commercial sale of a product, we are required to pay an advance of €250,000 against which future royalties will be credited. The percentage royalty payment required to be made by us to the University of Helsinki under the terms of this agreement is a percentage of gross revenues derived from work performed under the Helsinki Agreement in the low single digits.

Ribotask ApS. - In June 2009, we announced the revision of the October 2008 agreement in which we had acquired the intellectual property related to Unlocked Nucleobase Analogs ("UNA") from Ribotask ApS, a privately held Danish company. The original agreement provided us with exclusive rights for the development and commercialization of therapeutics incorporating UNAs. The amended agreement eliminated our obligation to pay all milestone and royalty payments and provided full financial and transactional control of our proprietary UNA technology.

Under the October 2008 agreement we made payments to Ribotask totaling $500,000. We sublicensed the IP under this agreement to Roche on a nonexclusive basis in February 2009, at which time we paid an additional $250,000 to Ribotask, which eliminated the obligation to pay Ribotask any future royalties or milestones with respect to the Roche sublicense. In connection with the June 2009 amendment, we issued 15,152 shares of our common stock valued at approximately $1.0 million to Ribotask ApS and agreed to pay $1.0 million in four installments of $250,000 each due at various intervals through July 2010.

In June 2010, we expanded our rights under the previous agreement with Ribotask to include exclusive rights to the development and commercialization of UNA-based diagnostics. In connection with this amendment, we agreed to pay Ribotask $750,000 in three equal payments of $250,000. In March 2011, the agreement was amended to change the payment terms for the diagnostic rights. The first payment of $250,000 was made in November 2010, a payment of $50,000 was made upon the execution of the amendment, and the remaining $400,000 was paid in eight equal monthly installments beginning on May 1, 2011. In addition we issued 11,377 shares of our common stock valued at approximately $80,000 to Ribotask on March 3, 2011.

In connection with our agreements, as amended, we granted Ribotask a royalty-bearing, world-wide exclusive license to use the assigned patents to develop and sell products intended solely for use as reagents or for testing. The royalty rates to be paid to us by Ribotask are a percentage in the low single digits.

Intranasal related

Cypress Bioscience, Inc. - In August 2010, we entered into an Asset Purchase Agreement with Cypress Bioscience, Inc. ("Cypress") under which Cypress acquired our patent rights and technology related to carbetocin, a long-acting analog of oxytocin, a naturally produced hormone that may benefit individuals with autism. Under the agreement, we received an upfront payment of $750,000 and we could receive milestone payments up to $27 million. In 2011, the carbetocin asset was spun out to create Kyalin Bioscience. Kyalin Bioscience will be responsible for all future development and IP related expenses as well as all milestone payments due to us. In addition, Kyalin will pay us royalties, in single-digit percentages, based on commercial sales.

Amylin Pharmaceuticals, Inc. - In January 2009 we amended our 2006 License Agreement with Amylin Pharmaceuticals, Inc. for the development of intranasal exenatide. The License Agreement, as amended, provides for an accelerated $1.0 million milestone payment to us in January 2009, a reduction in the aggregate amount of milestone payments that could be due to us from $89 million to $80 million, and a reduction in the percentage royalty rate payable upon commercial sales of a product to the low single digits. Additionally, as a result of the amendment, we are no longer responsible for any further development of the nasal spray formulation of intranasal exenatide or its manufacture. Either party may terminate the agreement for breach of any material provision of the agreement upon 60 days' notice of the breach and subject to a 60 day cure period. Amylin may also terminate the agreement upon 90 days' written notice.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 7 - Income Taxes

We continue to record a valuation allowance in the full amount of net deferred tax assets since realization of such tax benefits has not been determined by our management to be more likely than not. At the end of each interim period, we make our best estimate of the effective tax rate expected to be applicable for the full fiscal year, and the rate so determined is used in providing for income taxes on a current year-to-date basis. The difference between the expected provision or benefit computed using the statutory tax rate and the recorded provision or benefit of zero, is primarily due to the change in valuation allowance.

Note 8 - Income Taxes

We have identified our federal tax return and our state tax returns in New York and Massachusetts as "major" tax jurisdictions. The periods subject to examination for our federal income tax returns are the years ended in 2010 and thereafter, our New York income tax returns for years ended in 1997 and thereafter, and our Massachusetts tax returns for years ended in 2005 and thereafter. We believe our income tax filing positions and deductions will be sustained on audit and we do not anticipate any adjustments that would result in a material change to our financial position. Therefore, no liabilities for uncertain income tax positions have been recorded.

At December 31, 2011, we had available net operating loss carryforwards for federal and state income tax reporting purposes of approximately $298.2 million and $66.0 million, respectively, and had available tax credit carryforwards of approximately $11.1 million, which are available to offset future taxable income. A portion of these carryforwards will expire in 2012 and will continue to expire through 2030 if not otherwise utilized. Our ability to use such net operating losses and tax credit carryforwards is subject to annual limitations due to change of control provisions under Sections 382 and 383 of the Internal Revenue Code, and such limitation would be significant.

Our net deferred tax assets, liabilities and valuation allowance as of December 31, 2010 and 2011 are as follows (in thousands):

	Years Ended December 31,
	2010	2011
Deferred tax assets:
Net operating loss carryforwards	$104,173	$107,587
Tax credit carryforwards	10,758	11,089
Depreciation & amortization	3,655	4,917
Other	2,890	2,837
Total deferred tax assets	121,477	126,430
Valuation allowance	(114,722)	(126,430)
Net deferred tax assets	6,755	0
Deferred tax liabilities:
Intangible assets	(7,957)	(2,345)
Net deferred tax liabilities	$(1,202)	$(2,345)

We continue to record a valuation allowance in the full amount of deferred tax assets not otherwise offset by deferred tax liabilities we expect to reverse since realization of such tax benefits has not been determined by our management to be more likely than not. The valuation allowance increased approximately $13.5 million and $11.7 million during 2010 and 2011, respectively. In 2010, approximately $1.2 million of the valuation allowance increase was a result of deferred taxes recorded in connection with the Cequent merger. The difference between the expected benefit computed using the statutory tax rate and the recorded benefit of nil in 2010 and income tax expense in 2011 is primarily due to the change in the valuation allowance.

Income Tax Expense. We account for income taxes under the asset and liability method under which deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities and operating losses and tax credit carryforwards. In 2011, we reviewed the deferred tax liabilities related to intangible assets and determined that because of the increased uncertainty in timing of reversal, the deferred tax liabilities did not support realization of our deferred tax assets. Therefore, in 2011, we recorded an increase to the valuation allowance against deferred tax assets of approximately $1.1 million which was also recorded as income tax expense.

Intellectual Property and Contractual Agreements	12 Months Ended
Dec. 31, 2011
Intellectual Property and Contractual Agreements [Abstract]
Intellectual Property and Contractual Agreements

Note 9 - Intellectual Property and Contractual Agreements

RNAi-related

Novartis - On August 2, 2012, we and Novartis Institutes for Biomedical Research, Inc. ("Novartis") entered into a worldwide, non-exclusive License Agreement for our CRN technology for the development of both single and double-stranded oligonucleotide therapeutics. We received $1 million in a one-time upfront payment for the non-exclusive license. In addition, in March 2009, we entered into an agreement with Novartis pursuant to which we granted to Novartis a worldwide, non-exclusive, irrevocable, perpetual, royalty-free, fully paid-up license, with the right to grant sublicenses, to our DiLA[2] -based siRNA delivery platform in consideration of a one-time, non-refundable fee of $7.25 million, which was recognized as license fee revenue in 2009. Novartis may terminate this agreement immediately upon written notice to us. In connection with the March 2009 license agreement, we also entered into a separate agreement with Novartis to provide them with an exclusive period in which to negotiate a potential research and development collaboration as well as possible broader licensing rights related to our RNAi drug delivery platform. This exclusive period expired in 2009. Approximately $0.3 million was recognized as license fee revenue in 2009 under this separate agreement.

Girindus - On May 18, 2012, we and Girindus Group ("Girindus") entered into a strategic alliance pursuant to which Girindus will have exclusive rights to develop, supply and commercialize certain oligonucleotide constructs using our CRN chemistry and in return, we will receive royalties in the single digit percentages from the sale of CRN-based oligonucleotide reagents as well as a robust supply of cGMP material for us and our partners' pre-clinical, clinical and commercialization needs.

Monsanto - On May 3, 2012, we and Monsanto Company ("Monsanto") entered into a worldwide exclusive Intellectual Property License Agreement for our delivery and chemistry technologies. On May 3, 2012, we and Monsanto also entered into a Security Agreement pursuant to which we granted to Monsanto a security interest in that portion of our intellectual property that is the subject of the License Agreement in order to secure the performance of our obligations under the License Agreement. Under the terms of the license agreement, we received $1.5 million in initiation fees, and may receive royalties on product sales in the low single digit percentages. Monsanto may terminate the License Agreement at any time in whole or as to any rights granted thereunder by giving prior written notice thereof to us, with termination becoming effective three (3) months from the date of the notice.

ProNAi Therapeutics, Inc. - On March 13, 2012, we entered into an Exclusive License Agreement with ProNAi Therapeutics, Inc. ("ProNAi") regarding the development and commercialization of ProNAi's proprietary DNAi-based therapeutics utilizing our novel SMARTICLES® liposomal delivery technology. The License Agreement provides that ProNAi will have full responsibility for the development and commercialization of any products arising under the License Agreement. Under terms of the License Agreement, we could receive up to $14 million for each gene target in total upfront, clinical and commercialization milestone payments, as well as royalties in the single digit percentages on sales, with ProNAi having the option to select any number of gene targets. Either party may terminate the License Agreement upon the occurrence of a default by the other party (subject to standard cure periods), or upon certain events involving the bankruptcy or insolvency of the other party. ProNAi may also terminate the License Agreement without cause upon ninety (90) days' prior written notice to us, provided that no such termination shall be effective sooner than December 13, 2012.

Mirna Therapeutics - On December 22, 2011, we entered into a License Agreement with Mirna Therapeutics, Inc. ("Mirna") regarding the development and commercialization of microRNA-based therapeutics utilizing Mirna's proprietary microRNAs and our novel SMARTICLES® liposomal delivery technology. The License Agreement provides that Mirna will have full responsibility for the development and commercialization of any products arising under the License Agreement and that we will support pre-clinical and process development efforts. Under terms of the License Agreement, we could receive up to $63 million in total upfront, clinical and commercialization milestone payments, as well as royalties in the low single digit percentages on sales, based on the successful outcome of the collaboration. Either party may terminate the License Agreement upon the occurrence of a default by the other party. Commencing on June 22, 2012, Mirna may also terminate the License Agreement without cause upon sixty (60) days prior written notice to us.

Debiopharm S.A. - In February 2011, we entered into a Research and License Agreement (as amended from time to time, the "Agreement") with Debiopharm S.A., a Swiss corporation, pursuant to which we granted to Debiopharm an exclusive license to develop and commercialize our pre-clinical program in bladder cancer, for all uses in humans and animals for the prevention and treatment of superficial (non-muscle invasive) bladder cancer, in consideration of the payment by Debiopharm to us of up to $24 million based on predefined research and development milestones, plus royalties in the low double digit percentages from the sales of products resulting under the Agreement and sublicensing payments. Among other things, the Agreement provides for certain licenses of our UsiRNA and liposomal technologies. Debiopharm will have full responsibility for the development and commercialization of any products arising from the partnership. In 2012, we completed and provided the results from our development activities to Debiopharm for review. No further work is required of us until Debiopharm completes an internal assessment of the program. Either party may terminate the Agreement for material breach by the other party (subject to a 60-day cure period) or upon certain events involving bankruptcy or insolvency of the other party. Debiopharm may terminate the Agreement without cause during the research period on 60 days' prior written notice to us (which notice period has been reduced to 30 days during the period that Debiopharm is reviewing the results of our development activities), and may also terminate the Agreement for scientific, technical, regulatory or economic reasons after the research period but before marketing authorization on 90 days' prior written notice to us or after a marketing authorization is granted on 180 days' prior written notice to us. Upon termination, Debiopharm is obligated to make all payments accrued as of the effective date of termination.

Valeant Pharmaceuticals - In March 2010, we acquired intellectual property related to Conformationally Restricted Nucleotides ("CRN") from Valeant Pharmaceuticals North America in consideration of payment of a non-refundable licensing fee of $0.5 million which was included in research and development expense in 2010. Subject to meeting certain milestones triggering the obligation to make any such payments, we may be obligated to make a product development milestone payment of $5.0 million within 180 days of FDA approval of a New Drug Application for our first CRN related product and another product development milestone payment of $2.0 million within 180 days of FDA approval of a New Drug Application covering our second CRN related product. As of December 31, 2011, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions triggering any such milestone payment obligations have not been satisfied. Valeant is entitled to receive earn-outs based upon a percentage in the low single digits of future commercial sales and earn-outs based upon a percentage in the low double digits of future revenue from sublicensing. Under the agreement we are required to use commercially reasonable efforts to develop and commercialize at least one covered product. If we have not made earn-out payments of at least $5.0 million prior to the sixth anniversary of the date of the agreement, we are required to pay Valeant an annual amount equal to $50,000 per assigned patent which shall be creditable against other payment obligations. The term of our financial obligations under the agreement shall end, on a country-by-country basis, when there no longer exists any valid claim in such country. We may terminate the agreement upon 30 days' notice, or upon 10 days' notice in the event of adverse results from clinical studies. Upon termination, we are obligated to make all payments accrued as of the effective date of such termination but shall have no future payment obligations.

Novosom - In July 2010, we entered into an agreement pursuant to which we acquired the intellectual property of Novosom AG ("Novosom") of Halle, Germany for Novosom's SMARTICLES®-based liposomal delivery system, which significantly broadens the number of approaches we may take for systemic and local delivery of our proprietary UNA and CRN-based oligonucleotide therapeutics. We issued an aggregate of 141,949 shares of our common stock to Novosom as consideration for the acquired assets. The shares had an aggregate value equal to approximately $3.8 million, which was recorded as research and development expense. As additional consideration for the acquired assets, we will pay to Novosom an amount equal to 30% of the value of each upfront (or combined) payment actually received by us in respect of the license of liposomal-based delivery technology or related product or disposition of the liposomal-based delivery technology by us, up to a maximum of $3.3 million, which amount will be paid in shares of our common stock, or a combination of cash and shares of our common stock, at our discretion. In December 2011 we recognized approximately $0.1 million as research and development expense for additional consideration paid to Novosom as a result of the License Agreement that we entered into with Mirna Therapeutics. During 2012 we issued 340,906 shares of common stock to Novosom as additional consideration as a result of the license agreements that we entered into with Mirna and Monstanto.

Roche - In February 2009, we entered into an agreement with F. Hoffmann-La Roche Inc., a New Jersey corporation, and F. Hoffmann-La Roche Ltd., a Swiss corporation (collectively, "Roche"), pursuant to which we granted to Roche a worldwide, irrevocable, non-exclusive license to a portion of our technology platform, for the development of RNAi-based therapeutics, in consideration of the payment of a one-time, non-refundable licensing fee of $5.0 million. On September 30, 2011, we agreed to the assignment and delegation by Roche of its non-exclusive license rights in the Licensed Technology upon Roche's successful divestment of its RNA interference assets. On October 21, 2011, Roche successfully divested its RNA interference assets, including the Licensed Technology, and made a one-time non-refundable payment of $1.0 million to us in consideration for our agreement to the assignment and delegation of Roche's non-exclusive license rights in the licensed technology. This payment was recognized as revenue in 2011.

University of Michigan - In May 2008, we entered into an exclusive license agreement to intellectual property ("IP") from the University of Michigan covering cationic peptides for enhanced delivery of nucleic acids. In connection with the agreement, we paid a license issue fee of $120,000. An additional fee of $25,000 is payable annually and creditable against royalty payments. Results from continued internal development efforts made this exclusive license agreement unnecessary and the agreement was terminated on August 7, 2012 with no further financial obligation.

University of Helsinki - In June 2008, we entered into a collaboration agreement with Dr. Pirjo Laakkonen and the Biomedicum Helsinki. The goal of the work involves our patented phage display library, the Trp Cage library, for the identification of peptides to target particular tissues or organs for a given disease. In December 2009, we received a patent allowance in the U.S. covering a targeting peptide for preferential delivery to lung tissues that was identified by us using the Trp Cage Library. We believe the Trp Cage library will be a source of additional peptides for evaluation in our delivery programs, and we will have a strong IP position for these peptides and their use. This agreement terminated by its terms in June 2012. Under this agreement, we may be obligated to make product development milestone payments of up to €275,000 in the aggregate for each product developed under this research agreement if certain milestones are met. As of December 31, 2011, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions that would trigger any such milestone payment obligations have not been satisfied. In addition, upon the first commercial sale of a product, we are required to pay an advance of €250,000 against which future royalties will be credited. The percentage royalty payment required to be made by us to the University of Helsinki under the terms of this agreement is a percentage of gross revenues derived from work performed under the Helsinki Agreement in the low single digits.

Ribotask ApS. - In June 2009, we announced the revision of the October 2008 agreement in which we had acquired the intellectual property related to Unlocked Nucleobase Analogs ("UNA") from Ribotask ApS, a privately held Danish company. The original agreement provided us with exclusive rights for the development and commercialization of therapeutics incorporating UNAs. The amended agreement eliminated our obligation to pay all milestone and royalty payments and provided full financial and transactional control of our proprietary UNA technology.

Under the October 2008 agreement we made payments to Ribotask totaling $500,000. We sublicensed the IP under this agreement to Roche on a nonexclusive basis in February 2009, at which time we paid an additional $250,000 to Ribotask, which eliminated the obligation to pay Ribotask any future royalties or milestones with respect to the Roche sublicense. In connection with the June 2009 amendment, we issued 15,152 shares of our common stock valued at approximately $1.0 million to Ribotask ApS and agreed to pay $1.0 million in four installments of $250,000 each due at various intervals through July 2010.

In June 2010, we expanded our rights under the previous agreement with Ribotask to include exclusive rights to the development and commercialization of UNA-based diagnostics. In connection with this amendment, we agreed to pay Ribotask $750,000 in three equal payments of $250,000. In March 2011, the agreement was amended to change the payment terms for the diagnostic rights. The first payment of $250,000 was made in November 2010, a payment of $50,000 was made upon the execution of the amendment, and the remaining $400,000 was paid in eight equal monthly installments beginning on May 1, 2011. In addition we issued 11,377 shares of our common stock valued at approximately $80,000 to Ribotask on March 3, 2011.

In connection with our agreements, as amended, we granted Ribotask a royalty-bearing, world-wide exclusive license to use the assigned patents to develop and sell products intended solely for use as reagents or for testing. The royalty rates to be paid to us by Ribotask are a percentage in the low single digits.

Intranasal related

Cypress Bioscience, Inc. - In August 2010, we entered into an Asset Purchase Agreement with Cypress Bioscience, Inc. ("Cypress") under which Cypress acquired our patent rights and technology related to carbetocin, a long-acting analog of oxytocin, a naturally produced hormone that may benefit individuals with autism. Under the agreement, we received an upfront payment of $750,000 and we could receive milestone payments up to $27 million. In 2011, the carbetocin asset was spun out to create Kyalin Bioscience. Kyalin Bioscience will be responsible for all future development and IP related expenses as well as all milestone payments due to us. In addition, Kyalin will pay us royalties, in single-digit percentages, based on commercial sales.

Par Pharmaceutical - In 2009, we entered into an Asset Purchase Agreement with Par Pharmaceutical ("Par") pursuant to which, among other things, a 2004 License and Supply Agreement with Par was terminated. Under the Asset Purchase Agreement, Par acquired certain assets pertaining to calcitonin nasal spray for osteoporosis. We received $0.8 million in cash and were entitled to receive earn-out payments for five years based on commercial sales of calcitonin. Calcitonin received full FDA approval and was launched in June 2009. In December 2010, we entered into an amendment of the Asset Purchase Agreement under which Par agreed to pay us a lump-sum cash payment of $0.7 million in lieu of profit sharing for the remainder of the earn-out payment period, which we recognized as revenue in 2010.

Amylin Pharmaceuticals, Inc. - In January 2009 we amended our 2006 License Agreement with Amylin Pharmaceuticals, Inc. for the development of intranasal exenatide. The License Agreement, as amended, provides for an accelerated $1.0 million milestone payment to us in January 2009, a reduction in the aggregate amount of milestone payments that could be due to us from $89 million to $80 million, and a reduction in the percentage royalty rate payable upon commercial sales of a product to the low single digits. Additionally, as a result of the amendment, we are no longer responsible for any further development of the nasal spray formulation of intranasal exenatide or its manufacture. Either party may terminate the agreement for breach of any material provision of the agreement upon 60 days' notice of the breach and subject to a 60 day cure period. Amylin may also terminate the agreement upon 90 days' written notice.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 8 - Commitments and Contingencies

Standby Letter of Credit - In connection with the terms of our lease of our Bothell, Washington facility we have provided our landlord with a stand-by letter of credit. The landlord has periodically drawn on the $1.2 million standby letter of credit for that facility, which has resulted in draws on our restricted cash, and we have periodically replenished the standby letter of credit and increased the restricted cash balance. As of September 30, 2012, approximately $0.7 million was outstanding on the standby letter of credit.

Leases - We lease space for our research and development and corporate offices at 3830 Monte Villa Parkway in Bothell, Washington under an operating lease that was originally scheduled to terminate in 2016. On October 5, 2012, we entered into a Lease Termination Agreement (the "Termination Agreement"), effective as of October 1, 2012, with respect to our facilities at 3830 Monte Villa Parkway. Pursuant to the Termination Agreement, we paid $155,000 to the landlord as rent for the premises for the month of October 2012. Thereafter, our obligation to pay further rent will be satisfied through the letter of credit that we established to support our obligations under the lease. The landlord will draw the amount of each month's rent by drawing on the letter of credit on or about the first day of each month from November 2012 through February 2013, with the landlord drawing the entire remaining amount available to be drawn on the letter of credit when it draws the February 2013 rent. The lease will terminate effective on March 1, 2013; provided that prior to March 1, 2013 the landlord may terminate the lease on 10 days' prior written notice, in which event the landlord shall be entitled to immediately draw all remaining amounts under the Termination Agreement on the letter of credit.

As additional consideration for the Termination Agreement we agreed to issue 1,500,000 shares of our common stock to the landlord contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

We leased space for research and development in Cambridge, Massachusetts under an operating lease expiring in 2012. In February 2012, we announced that we were closing our Cambridge site and we entered into a sublease with a third party for the remainder of the lease term.

Contingencies - We are subject to various legal proceedings and claims that arise in the ordinary course of business. Our management currently believes that resolution of such legal matters will not have a material adverse impact on our consolidated financial position, results of operations or cash flows.

Note 10 - Commitments and Contingencies

Standby Letter of Credit - In connection with the terms of our lease of our Bothell, Washington facility we have provided our landlord with a stand-by letter of credit. During October 2011, the landlord drew $0.1 million on the $1.2 million standby letter of credit for that facility, which also resulted in a draw on our restricted cash, and as of December 31, 2011, approximately $1.0 million was outstanding on the remaining standby letter of credit.

Leases - We lease space for our research and development and corporate offices at 3830 Monte Villa Parkway in Bothell, Washington under an operating lease that was originally scheduled to terminate in 2016. On October 5, 2012, we entered into a Lease Termination Agreement (the "Termination Agreement"), effective as of October 1, 2012, with respect to our facilities at 3830 Monte Villa Parkway. Pursuant to the Termination Agreement, we paid $155,000 to the landlord as rent for the premises for the month of October 2012. Thereafter, our obligation to pay further rent will be satisfied through the letter of credit that we established to support our obligations under the lease. The landlord will draw the amount of each month's rent by drawing on the letter of credit on or about the first day of each month from November 2012 through February 2013, with the landlord drawing the entire remaining amount available to be drawn on the letter of credit when it draws the February 2013 rent. The lease will terminate effective on March 1, 2013; provided that prior to March 1, 2013 the landlord may terminate the Lease on 10 days' prior written notice, in which event the landlord shall be entitled to immediately draw all remaining amounts under the Termination Agreement on the letter of credit.

We leased space for research and development in Cambridge, Massachusetts under an operating lease expiring in 2012. In February 2012, we announced that we were closing our Cambridge site and we entered into a sublease with a third party for the remainder of the lease term. As further discussed in Note 4, in September 2011, we entered into an agreement to terminate our lease for our exited facility at 3450 Monte Villa Parkway in Bothell, Washington.

Rent expense was approximately $1.4 million in 2010 and $1.6 million in 2011. In addition, approximately $0.3 million and $0.2 million in rental payments decreased the restructuring liability during 2010 and 2011, respectively.

The following summarizes future annual minimum lease payments under operating leases as of December 31, 2011 (in thousands):

	3830 Monte Villa	Cambridge, MA	Total
2012	$1,384	$148	$1,532
2013	1,442	-	1,442
2014	1,501	-	1,501
2015	1,586	-	1,586
2016	267	-	267
Total	$6,180	$148	$6,328

Contingencies - We are subject to various legal proceedings and claims that arise in the ordinary course of business. Our management currently believes that resolution of such legal matters will not have a material adverse impact on our consolidated financial position, results of operations or cash flows.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 9 - Subsequent Events

As further described in Notes 4 and 8, effective October 1, 2012, we entered into a Lease Termination Agreement with the landlord for our facilities located at 3830 Monte Villa Parkway, Bothell, WA pursuant to which we reduced the term of the lease. As additional consideration for the Termination Agreement, we agreed to issue to the landlord 1,500,000 shares of our common stock contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

As further described in Note 4, in October and November 2012 we issued to two of our vendors an aggregate of approximately 0.2 million shares of our common stock to settle outstanding amounts due to such vendors in the aggregate amount of approximately $60,000. We also agreed to issue an additional 87,254 shares to settle approximately $20,000 in amounts due to one vendor contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

As further described in Notes 3 and 4, in October 2012 we issued warrants to purchase up to an additional 1,035,715 shares of common stock to the holders of our secured promissory notes in connection with an amendment to the purchase agreement.

As further described in Note 6, on November 2, 2012, Debiopharm provided notice that our agreement for the bladder cancer program would be terminated effective December 5, 2012 due to its own operational reasons.

As further described in Notes 4 and 6, on November 28, 2012 we entered into a license agreement with Tekmira pursuant to which we granted to Tekmira a worldwide, non-exclusive license to our unlocked nucleobase analog technology for the development and commercialization of oligonucleotide therapeutics.

Note 11 - Subsequent Events

As further described in Note 1, in February 2012, we received net proceeds of approximately $1.5 million by issuance of secured promissory notes and warrants to purchase up to 3,690,944 shares of our common stock. We have issued warrants to purchase up to an additional 3,199,848 shares of common stock in connection with certain amendments that, among other things, extended the maturity date of the notes to December 31, 2012.

As further described in Note 5, on February 1, 2012, we received notification from the NASDAQ Listing Qualifications Panel that it had determined to delist our common stock from the Nasdaq Stock Market, and to suspend trading in the shares effective at the open of business on February 2, 2012. Our common stock began trading on the OTCQX Tier of the OTC Markets commencing on February 2, 2012. Our common stock traded on the OTCQX Tier of the OTC Markets until July 10, 2012, and it began trading on the OTC Pink Tier of the OTC Markets on July 11, 2012.

As further described in Note 5, on March 20, 2012 we notified Lincoln Park Capital Fund, LLC, or LPC, that we were terminating that certain Purchase Agreement, dated as of October 11, 2011, that we entered into with LPC, effective immediately. Also on March 20, 2012, we notified Socius CG II, Ltd., or Socius, that we were terminating that certain Securities Purchase Agreement, dated as of December 22, 2011, that we entered into with Socius, effective thirty (30) days from the date of such notice. The termination of the securities purchase agreement with Socius also terminates that certain warrant initially exercisable for 1,305,970 shares of our common stock at an exercise price of $1.34 per share that we issued to Socius in connection with the closing of the purchase agreement. We issued a total of 1,544,901 shares of our common stock to LPC under the facility created by the purchase agreement with LPC, and we received proceeds of approximately $1.7 million in consideration for such sales. Other than the warrant to purchase shares of our common stock that we issued to Socius, which warrant expired unexercisable, we did not issue any securities to Socius pursuant to our purchase agreement with Socius. We terminated the purchase agreements with each of LPC and Socius in connection with the registered direct offering of our common stock and warrants in March 2012.

As further described in Note 1, in March 2012 we received net proceeds of approximately $1.1 million by issuance of 1,600,002 shares of our common stock and warrants to purchase up to 800,001 shares of our common stock.

As further described in Note 9: (i) in March 2012 we entered into an exclusive license agreement with ProNAi Therapeutics, Inc. regarding the development and commercialization of DNAi-based therapeutics utilizing our novel SMARTICLES® liposomal delivery technology; (ii) in May 2012 we entered into an exclusive license agreement with Monsanto Company for our delivery and chemistry technologies; (iii) in May 2012 we entered into a strategic alliance with Girindus Group regarding the development, supply and commercialization of certain oligonucleotide constructs using our CRN technology; and (iv) in August 2012 we entered into a worldwide, non-exclusive license agreement with Novartis Institutes for Biomedical Research, Inc. regarding the development of both single and double-stranded oligonucleotide therapeutics utilizing our CRN technology.

As further described in Note 10, in February 2012, we announced that we were closing our Cambridge site and that we entered into a sublease with a third party for the remainder of the lease term. We recorded a restructuring charge of approximately $30,000 relating to this facility closure.

As further described in Note 5, during August 2012 we committed to issue to nine of our vendors an aggregate of approximately 3.6 million shares of our common stock to settle outstanding amounts due to such vendors in the aggregate amount of approximately $1.2 million.

On June 1, 2012, we announced that, due to our financial condition, we had implemented a furlough of approximately 90% of our employees and ceased substantially all day-to-day operations. Since that time substantially all of the furloughed employees have been terminated. As of September 30, 2012, we had approximately 11 remaining employees, including all of our executive officers, all of whom are either furloughed or working on reduced salary. As a result, since June 1, 2012 our internal research and development efforts have been minimal, pending receipt of adequate funding.

As further described in Notes 5 and 10, effective October 1, 2012, we entered into a Lease Termination Agreement with the landlord for our facilities located at 3830 Monte Villa Parkway pursuant to which we reduced the term of the lease and we agreed to issue to the landlord 1.5 million shares of our common stock.

Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Policy)	9 Months Ended
Sep. 30, 2012
Business, Reduction of Operations, Going Concern, Recent Financing Activities, and Basis of Preparation and Summary of Significant Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation - The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and note disclosures required by U.S. generally accepted accounting principles for complete financial statements. The accompanying unaudited financial information should be read in conjunction with the audited consolidated financial statements, including the notes thereto, as of and for the year ended December 31, 2011, included in our 2011 Annual Report on Form 10-K filed with the SEC. The information furnished in this report reflects all adjustments (consisting of normal recurring adjustments), which are, in the opinion of management, necessary for a fair presentation of our financial position, results of operations and cash flows for each period presented. The results of operations for the interim period ended September 30, 2012 are not necessarily indicative of the results for the year ending December 31, 2012 or for any future period.

Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Estimates having relatively higher significance include revenue recognition, research and development costs, stock-based compensation, valuation of warrants and subscription investment units, valuation and estimated lives of identifiable intangible assets, impairment of long-lived assets, estimated accrued restructuring charges and income taxes. Actual results could differ from those estimates.

Restricted Cash	Restricted Cash - Amounts pledged as collateral underlying letters of credit for facility lease deposits are classified as restricted cash.
Fair Value of Financial Instruments

Fair Value of Financial Instruments - We consider the fair value of cash, restricted cash, accounts payable and accrued liabilities to not be materially different from their carrying value. These financial instruments have short-term maturities.

We follow authoritative guidance with respect to fair value reporting issued by the Financial Accounting Standards Board ("FASB") for financial assets and liabilities, which defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

We currently measure and report at fair value our liability for price adjustable warrants and subscription investment units using the Black-Scholes-Merton valuation model using Level 3 inputs. The following tables summarize our liabilities measured at fair value on a recurring basis as of September 30, 2012 (in thousands):

	Balance at September 30, 2012	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants and subscription investment units	$2,477	-	-	$2,477
Total liabilities at fair value	$2,477	-	-	$2,477

The following presents activity of the fair value liability of price adjustable warrants and subscription investment units determined by Level 3 inputs (in thousands, except per share data):

		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants and subscription investment units (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life in years	Risk free rate
Balance at December 31, 2011	$3,485	$0.76	$0.89	124%	5.4	0.9%
Fair value of warrants issued	2,561	0.28	0.49	127%	5.5	0.8%
Reclassification to equity upon exercise of warrants	(291)	0.51	0.74	135%	5.0	0.7%
Change in fair value included in statement of operations	(3,278)
Balance at September 30, 2012	$2,447	$0.25	$0.28	143%	4.7	0.9%

Property and equipment

Property and equipment - Long-lived assets include property and equipment. These assets are recorded at our original cost and are increased by the cost of any significant improvements after purchase. Property and equipment assets are depreciated evenly over the estimated useful life of the individual assets. Depreciation begins when the asset is ready for its intended use. For tax purposes, accelerated depreciation methods are used as allowed by tax laws.

Identifiable intangible assets

Identifiable intangible assets - Intangible assets associated with in-process research and development ("IPR&D") projects acquired in business combinations are not amortized until approval is obtained in a major market, typically either the U.S. or the European Union, or in a series of other countries, subject to certain specified conditions and management judgment. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated.

Impairment of long-lived assets

Impairment of long-lived assets - We review all of our long-lived assets for impairment indicators throughout the year and we perform detailed testing whenever impairment indicators are present. In addition, we perform detailed impairment testing for indefinite-lived intangible assets at least annually. When necessary, we record charges for impairments. Specifically:

·	For finite-lived intangible assets, such as developed technology rights, and for other long-lived assets, such as property and equipment, we calculate the undiscounted amount of the projected cash flows associated with the asset, or asset group, and compare this estimated amount to the carrying amount. If the carrying amount is found to be greater, we record an impairment loss for the excess of book value over fair value. In addition, in all cases of an impairment review, we re-evaluate the remaining useful lives of the assets and modify them, as appropriate.

·	For indefinite-lived intangible assets, such as IPR&D assets, each year and whenever impairment indicators are present, we determine the fair value of the asset and record an impairment loss for the excess of book value over fair value, if any.

Net Loss Per Common Share

Net Loss Per Common Share - Basic and diluted net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per share excludes the effect of common stock equivalents (stock options, unvested restricted stock, warrants and subscription investment units) since such inclusion in the computation would be anti-dilutive. The following numbers of shares have been excluded for periods ended September 30:

	2011	2012
Stock options outstanding	611,657	358,373
Warrants	4,956,005	11,251,086
Subscription investment units	25,000	0
Total	5,592,662	11,609,459

Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Business, Reduction of Operations, Going Concern, Recent Financing Activities, and Basis of Preparation and Summary of Significant Accounting Policies [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize our liabilities measured at fair value on a recurring basis as of September 30, 2012 (in thousands):

	Balance at September 30, 2012	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants and subscription investment units	$2,477	-	-	$2,477
Total liabilities at fair value	$2,477	-	-	$2,477

Schedule of Activity of Fair Value of Liabilities Determined by Level 3 Inputs

The following presents activity of the fair value liability of price adjustable warrants and subscription investment units determined by Level 3 inputs (in thousands, except per share data):

		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants and subscription investment units (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life in years	Risk free rate
Balance at December 31, 2011	$3,485	$0.76	$0.89	124%	5.4	0.9%
Fair value of warrants issued	2,561	0.28	0.49	127%	5.5	0.8%
Reclassification to equity upon exercise of warrants	(291)	0.51	0.74	135%	5.0	0.7%
Change in fair value included in statement of operations	(3,278)
Balance at September 30, 2012	$2,447	$0.25	$0.28	143%	4.7	0.9%

Schedule of Anti-Dilutive Securities

The following numbers of shares have been excluded for periods ended September 30:

	2011	2012
Stock options outstanding	611,657	358,373
Warrants	4,956,005	11,251,086
Subscription investment units	25,000	0
Total	5,592,662	11,609,459

Concentration of Credit Risk and Significant Customers (Tables)	9 Months Ended
Sep. 30, 2012
Concentration of Credit Risk and Significant Customers [Abstract]
Schedule of Revenue by Major Customers as Percentage of Total Revenue

We had revenue from customers, as a percentage of total revenue, as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Novartis	-	95%	-	36%
Monsanto	-	5%		54%
Mirna	-	-	-	4%
Debiopharm	91%	-	63%	1%
Astra Zeneca	-	-	9%	-
Undisclosed Partner #1	-	-	8%	-
Other	9%	-	20%	5%
Total	100%	100%	100%	100%

Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable [Abstract]
Schedule of Notes Payable

The following table presents the activity in notes payable and accrued interest and related discount for the nine months ended September 30, 2012 (in thousands):

	Notes Payable and accrued interest	Discount	Notes Payable and accrued interest, net
Balance at January 1, 2012	$-	$-	$-
Issuances of notes payable and warrants	1,500	(1,651)	(151)
Issuances of warrants upon amendments	-	(910)	(910)
Accrued interest	138		138
Payments	(200)	-	(200)
Amortization of discount to interest expense	-	2,324	2,324
Balance at September 30, 2012	$1,438	$(237)	$1,201

Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity [Abstract]
Schedule of Warrant Related Activity

The following summarizes warrant activity during the nine months ended September 30, 2012:

	Warrant Shares	Weighted Average Exercise Price
Warrants outstanding, December 31, 2011	6,261,978	$3.82
Warrants issued	6,809,705	0.52
Warrants expired	(1,380,597)	1.34
Warrants exercised	(440,000)	0.51
Warrants outstanding, September 30, 2012	11,251,086	$2.26

Stock Incentive Plans (Tables)	9 Months Ended
Sep. 30, 2012
Stock Incentive Plans [Abstract]
Schedule of Stock-Based Compensation Expense

Stock-based Compensation - The following table summarizes stock-based compensation expense (in thousands):

	Three Months ended September 30,		Nine months ended September 30,
	2011	2012	2011	2012
Stock-based compensation:
Research and development	$103	$34	$295	$186
Selling, general and administrative	13	(33)	393	159
Total stock-based compensation	$116	$1	$688	$345

Schedule of Stock Option Activity

The following table summarizes stock option activity during the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
				(in thousands)
Outstanding December 31, 2011	578,257	$26.22
Options expired	(15,446)	60.43
Options forfeited	(204,438)	2.27
Outstanding at September 30, 2012	358,373	$38.41	5.9 years	$-
Exercisable at September 30, 2012	254,860	$52.71	4.6 years	$-

Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Mar. 31, 2012	Feb. 29, 2012	Jul. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Jun. 01, 2012	May 31, 2012	Apr. 30, 2012	Feb. 10, 2012	Jun. 30, 2011	Dec. 31, 2009
Business, Reduction of Operations, Going Concern, Recent Financing Activities, and Basis of Preparation and Summary of Significant Accounting Policies [Abstract]
Percentage of employees on furlough											90.00%
Number of employees	10
Accumulated deficit						$ (325,688,000)		$ (320,194,000)	$ (290,770,000)
Working capital deficit						(4,200,000)
Cash						413,000	1,044,000	976,000	1,066,000						4,705	748,000
Restricted cash						692,000		1,011,000	1,017,000
Proceeds from issuance of notes payable and warrants				1,500,000		1,500,000
Number of shares issuable through warrant		3,199,848	800,001											3,690,944
Exercise price of warrants		$ 0.28	$ 0.75			$ 0.28				$ 0.28		$ 0.64	$ 0.56	$ 0.508
Class of warrant, ownership threshold						50.00%
Proceeds from sales of common shares and warrants, net			1,111,000			1,111,000	10,726,000	12,433,000	7,760,000
Common shares issued during period			1,600,002
Upfront payment for license agreement	$ 300,000	$ 1,000,000			$ 1,500,000

Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Schedule of Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $)
In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	$ 2,447	$ 3,485
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	2,477
Recurring [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	2,477
Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value
Level 1 [Member] | Recurring [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value
Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value
Level 2 [Member] | Recurring [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value
Level 3 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	2,477
Level 3 [Member] | Recurring [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	$ 2,477

Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Schedule of Activity of Fair Value Liability) (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Fair value liability for price adjustable warrants and subscription investment units
Beginning balance			$ 3,485
Fair value of warrants issued			2,561
Reclassification to equity upon exercise of warrants			291
Change in fair value included in statement of operations	(50)	(1,238)	(3,278)	(4,704)	(6,714)	(4,360)
Ending balance	$ 2,447		$ 2,447		$ 3,485
Exercise Price
Beginning balance			$ 0.76
Fair value of warrants issued			$ 0.28
Reclassification to equity upon exercise of warrants			$ 0.51
Ending balance	$ 0.25		$ 0.25		$ 0.76
Stock Price
Beginning balance			$ 0.89
Fair value of warrants issued			$ 0.49
Reclassification to equity upon exercise of warrants			$ 0.74
Ending balance	$ 0.28		$ 0.28		$ 0.89
Volatility
Beginning balance			124.00%
Fair value of warrants issued			127.00%
Reclassification to equity upon exercise of warrants			135.00%
Ending balance	143.00%		143.00%		124.00%
Contractual life in years
Beginning balance			5.4
Fair value of warrants issued			5.5
Reclassification to equity upon exercise of warrants			5
Ending balance	4.7		4.7		5.4
Risk free rate
Beginning balance			0.90%
Fair value of warrants issued			0.80%
Reclassification to equity upon exercise of warrants			0.70%
Ending balance	0.90%		0.90%		0.90%

Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Schedule of Anti-Dilutive Securities) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	11,609,459	5,592,662	11,609,459	5,592,662
Stock options outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	358,373	611,657	358,373	611,657
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	11,251,086	4,956,005	11,251,086	4,956,005
Subscription investment units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	25,000	0	25,000

Concentration of Credit Risk and Significant Customers (Details) (Revenues [Member])	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Concentration Risk [Line Items]
Percentage of revenue	100.00%	100.00%	100.00%	100.00%
Novartis [Member]
Concentration Risk [Line Items]
Percentage of revenue	95.00%	0.00%	36.00%	0.00%
Monsanto [Member]
Concentration Risk [Line Items]
Percentage of revenue	5.00%	0.00%	54.00%	0.00%
Mirna [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	0.00%	4.00%	0.00%
Debiopharm [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	91.00%	1.00%	63.00%
Astra Zeneca [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	0.00%	0.00%	9.00%
Undisclosed Partner #1 [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	0.00%	0.00%	8.00%
Other [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	9.00%	5.00%	20.00%

Notes Payable (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					9 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	May 31, 2012	Apr. 30, 2012	Feb. 29, 2012	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Feb. 10, 2012
Notes Payable [Abstract]
Proceeds from issuance of notes payable and warrants					$ 1,500	$ 1,500
Number of shares issuable through warrant		3,199,848						800,001	3,690,944
Number of warrants issued	1,035,715	1,250,000	425,100	489,033
Exercise price of warrants	$ 0.28	$ 0.28	$ 0.64	$ 0.56		$ 0.28		$ 0.75	$ 0.508
Class of warrant, ownership threshold						50.00%

Notes Payable (Schedule of Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 29, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Notes Payable and accrued interest
Beginning balance
Issuances of notes payable and warrants	1,500	1,500
Issuances of warrants upon amendments
Accrued interest		138
Payments		(200)
Amortization of discount to interest expense
Ending balance		1,438
Discount
Beginning balance
Issuances of notes payable and warrants		(1,651)
Issuances of warrants upon amendments		(910)
Payments
Amortization of discount to interest expense		2,324			1,578
Ending balance		(237)
Notes Payable and accrued interest, net
Beginning balance
Issuances of notes payable and warrants		(151)
Issuances of warrants upon amendments		(910)
Accrued interest		138
Payments on notes payable		200
Amortization of discount to interest expense		2,324
Ending balance		$ 1,201

Stockholders' Equity (Preferred Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Feb. 10, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2011 Series B Preferred Stock/Socius Purchase Agreement [Member]	Sep. 30, 2012 Series A Junior Participating Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 22, 2011 Series B Preferred Stock [Member] Series B Preferred Stock/Socius Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		100,000						100,000	100,000		90,000	1,000
Preferred stock, shares outstanding											0	0
Preferred stock, value of shares available under purchase agreement													$ 5
Number of shares issuable through warrant			3,199,848			800,001	3,690,944			1,305,970
Exercise price of warrants	$ 0.28	$ 0.28	$ 0.28	$ 0.64	$ 0.56	$ 0.75	$ 0.508			$ 1.34
Preferred stock, par or stated value per share		$ 0.01						$ 0.01	$ 0.001		$ 0.01
Number of preferred shares entitled to be purchased per stock purchase right											0.001
Purchase price per share for Series A preferred stock purchased under share purchase rights agreement.		$ 50

Stockholders' Equity (Common Stock) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended										1 Months Ended		4 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 13, 2011	Feb. 28, 2011 Public Offering One [Member]	May 31, 2011 Public Offering Two [Member]	Jun. 30, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jul. 31, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series B Warrants [Member]	May 31, 2011 Public Offering Two [Member] Series B Warrants [Member]	May 31, 2012 Public Offering Two [Member] Series A Warrants [Member]	Jul. 31, 2011 Public Offering Two [Member] Series A Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series A Warrants [Member]	May 31, 2011 Public Offering Two [Member] Series A Warrants [Member]	Mar. 31, 2012 Public Offering Three [Member]	Sep. 30, 2011 Lease Termination - 3450 Monte Villa Parkway, Bothell, Washington Property [Member]	Sep. 30, 2012 Lease Termination - 3450 Monte Villa Parkway, Bothell, Washington Property [Member]	Oct. 31, 2012 Lease Termination - Ditty Properties Limited Partnership [Member]	Oct. 31, 2011 Stock Purchase Agreement - Lincoln Park Capital [Member]	Nov. 30, 2012 Stock Issued To Multiple Vendors [Member]	Nov. 30, 2012 Stock Issued To Vendor [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized		180,000,000		180,000,000	90,000,000	90,000,000
Proceeds from sales of common shares and warrants, net	$ 1,111,000	$ 1,111,000	$ 10,726,000	$ 12,433,000	$ 7,760,000		$ 4,500,000	$ 6,300,000		$ 2,000,000	$ 2,200,000						$ 1,100,000
Value of shelf registration statement used for public offering							50,000,000										50,000,000
Number of units issued							637,500	2,231,850									1,600,002
Number of common shares issued per unit							1										1
Number of warrants issued per unit							0.1746										0.5
Sales price per share of common stock sold through offering							$ 8										$ 0.75
Common shares issued during period	1,600,002						637,500										1,600,002
Number of common shares issued during period through exercise of warrants							111,308						187,006				800,001
Number of warrants issued		6,809,705						2,231,850				2,231,850	440,000	1,517,200	712,150	2,231,850
Number of units that can be purchased per one Series B warrant								1
Purchase price per unit purchased through Series B warrants								$ 3.9
Number of warrants exercised								2,229,350	600,500	1,517,200	712,150
Additional net proceeds recorded from sale of equity								3,100,000
Share-based compensation issued, value		2,000		25,000	2,719,000													780,000
Share-based compensation issued, shares																		1.5
Payment owed to landlord for each month registration statement is in default																		10,000
Liability accrued for amounts owed relating to registration default																			20,000,000
Total contingent shares issuable to landlord as additional consideration for termination of lease agreement																				1,500,000
Shares issued during period for settlement of outstanding amounts due to vendors																						200,000	87,254
Value of shares issued during period for settlement of outstanding amounts due to vendors																						60,000
Value of amounts owed to vendor, settled with issuance of stock																							20,000
Value of stock agreed to be purchased under agreement																					$ 15,000,000
The minimum floor price of stock set forth in purchase agreement																					$ 1
Maximum number of shares issuable under purchase agreement unless the average purchase price of all shares of common stock issued equaled or exceeded $2.25 per share																					1,777,913
Shares issued as commitment fee as consideration for entering purchase agreement																					145,279
Shares required to be issued to purchasing agent when and if all shares are purchased under agreement																					290,557
Shares issued to purchasing agent as expense reimbursement																					5,000
Total shares issued under purchase agreement, prior to termination																					1,544,901

Stockholders' Equity (Warrants) (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended							1 Months Ended								0 Months Ended	1 Months Ended					1 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Aug. 31, 2012	May 31, 2012	Apr. 30, 2012	Feb. 10, 2012	Feb. 28, 2011 Public Offering One [Member]	May 31, 2011 Public Offering Two [Member]	May 31, 2012 Public Offering Two [Member] Series A Warrants [Member]	Jul. 31, 2011 Public Offering Two [Member] Series A Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series A Warrants [Member]	May 31, 2011 Public Offering Two [Member] Series A Warrants [Member]	Aug. 31, 2012 Public Offering Two [Member] Series A Warrants [Member]	Feb. 10, 2012 Public Offering Two [Member] Series A Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jul. 31, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series B Warrants [Member]	May 31, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jul. 12, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jul. 05, 2011 Public Offering Two [Member] Series B Warrants [Member]	Oct. 31, 2012 Amended Note And Warrant Purchase Agreement [Member]	Aug. 31, 2012 Amended Note And Warrant Purchase Agreement [Member]	May 31, 2012 Amended Note And Warrant Purchase Agreement [Member]	Apr. 30, 2012 Amended Note And Warrant Purchase Agreement [Member]	Sep. 30, 2012 Amended Note And Warrant Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Number of common shares issued during period through exercise of warrants												111,308		187,006
Sales price per share of common stock sold through offering												$ 8
Number of warrants issued			6,809,705										2,231,850	440,000	1,517,200	712,150	2,231,850						2,231,850			1,035,715	1,250,000	425,100	489,033
Exercise price of warrants	$ 0.75		$ 0.28				$ 0.28	$ 0.28	$ 0.64	$ 0.56	$ 0.508						$ 3.9	$ 0.28	$ 0.508						$ 1.28	$ 0.28	$ 0.28	$ 0.64	$ 0.56
Number of warrants exercised													2,229,350							600,500	1,517,200	712,150
Proceeds from sales of common shares and warrants, net	$ 1,111,000		$ 1,111,000	$ 10,726,000	$ 12,433,000	$ 7,760,000						$ 4,500,000	$ 6,300,000								$ 2,000,000	$ 2,200,000
Amount of refund remitted to warrant holders																					1,100,000
Adjustment to equity due to change in exercise price of warrants																					400,000
Number of warrants expired																								2,500
Proceeds from issuance of notes payable and warrants		$ 1,500,000	$ 1,500,000
Number of shares issuable through warrant	800,001							3,199,848			3,690,944																			3,199,848

Stockholders' Equity (Summary of Warrant Activity) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity [Abstract]
Warrants outstanding	6,261,978
Number of warrants issued	6,809,705
Warrants expired	(1,380,597)
Warrants exercised	(440,000)
Warrants outstanding	11,251,086
Warrants outstanding, weighted average exercise price	$ 3.82
Warrants issued, weighted average exercise price	$ 0.52
Warrants expired, weighted average exercise price	$ 1.34
Warrants exercised, weighted average exercise price	$ 0.51
Warrants outstanding, weighted average exercise price	$ 2.26

Stockholders' Equity (Subscription Investment Units) (Details) (USD $)	1 Months Ended
	Nov. 30, 2010	Mar. 05, 2012
Stockholders' Equity [Abstract]
Total shares available for purchase, subscription investment units	242,355
Per share price of shares available for purchase, subscription investment units	$ 22.1
Shares that expired that were available for purchase, subscription investment units		25,000

Stock Incentive Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Stock Incentive Plans [Abstract]
Options to purchase shares of common stock outstanding		358,373		578,257
Common stock available for future grants or awards		568,429
Per-share fair value of stock options granted	$ 1.7		$ 1.7
Unrecognized compensation cost related to unvested stock options		$ 200
Unrecognized compensation cost related to unvested stock options, recognition period		1 year 9 months 18 days
Closing market price		$ 0.28
Common stock reserved for issuance		65,000
Shares issued under ESPP		18,141
ESPP price as a percent of fair market value		85.00%

Stock Incentive Plans (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 1	$ 116	$ 345	$ 688
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	34	103	186	295
Selling, General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ (33)	$ 13	$ 159	$ 393

Stock Incentive Plans (Schedule of Stock Option Activity) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Options
Outstanding December 31, 2011	578,257
Options expired	(15,446)
Options forfeited	(204,438)
Outstanding at June 30, 2012	358,373
Exercisable at June 30, 2012	254,860
Weighted Average Exercise Price
Outstanding December 31, 2011	$ 26.22
Options expired	$ 60.43
Options forfeited	$ 2.27
Outstanding at June 30, 2012	$ 38.41
Exercisable at June 30, 2012	$ 52.71
Weighted Average Remaining Contractual Life
Outstanding at June 30, 2012	5 years 10 months 24 days
Exercisable at June 30, 2012	4 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at June 30, 2012
Exercisable at June 30, 2012

Stock Incentive Plans (Schedule of Weighted Average Assumptions) (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Stock Incentive Plans [Abstract]
Expected dividend yield	0.00%	0.00%
Risk free interest rate	1.20%	1.20%
Expected stock volatility	118.00%	118.00%
Expected option life	6 years	6 years

Contractual Agreements (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended							1 Months Ended		9 Months Ended		1 Months Ended		1 Months Ended								1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 28, 2012 Tekmira [Member]	Dec. 31, 2009 Novartis [Member]	Aug. 02, 2012 Novartis [Member]	Mar. 31, 2009 Novartis [Member]	Mar. 13, 2012 ProNAi Therapeutics, Inc. [Member]	Dec. 22, 2011 Mirna Therapeutics [Member]	Feb. 28, 2011 Debiopharm S.A. [Member]	Mar. 31, 2010 Valeant Pharmaceuticals [Member]	Dec. 31, 2011 Novosom [Member]	Jul. 31, 2010 Novosom [Member]	Sep. 30, 2012 Novosom [Member]	Feb. 28, 2009 Roche [Member]	May 31, 2008 University of Michigan [Member]	Jun. 30, 2008 University of Helsinki [Member]	May 31, 2011 Ribotask ApS [Member]	Mar. 31, 2011 Ribotask ApS [Member]	Nov. 30, 2010 Ribotask ApS [Member]	Jun. 30, 2010 Ribotask ApS [Member]	Jun. 30, 2009 Ribotask ApS [Member]	Feb. 28, 2009 Ribotask ApS [Member]	Oct. 31, 2008 Ribotask ApS [Member]	Aug. 31, 2010 Cypress Bioscience, Inc. [Member]	Jan. 31, 2009 Amylin Pharmaceuticals, Inc. [Member]	Dec. 31, 2006 Amylin Pharmaceuticals, Inc. [Member]
Contractual Agreements [Line Items]
One-time, initial license fee							$ 300,000		$ 1	$ 7.25								$ 5										$ 0.75
Days notice required to terminate agreement							90				90	60		30															60
License revenue								300
Potential upfront revenue											14	63	24
Potential total revenue from agreement																												27	89	80,000
Possible milestone payment														5						275,000
Possible second milestone payment														2
Minimum earn-out payments needed														5
Conditional annual payments														0.05
Shares issued for intellectual property																141,949	340,906					11,377			15,152
Value of shares issued for intellectual property																3.8						80,000			1
Additional consideration for assets, percentage																30.00%
Maximum additional consideration for assets																3.3
Research and development expense	753,000	2,955,000	4,506,000	9,077,000	11,438,000	18,105,000									0.1
License issue fee																			120,000
Annual license fee payable																			25,000
Royalty advance																				250,000
Payments related to intellectual property																						400,000		750,000	1	250,000	500,000
Accelerated milestone revenue																													1
Installment payments amount																					$ 50,000		$ 250,000	$ 250,000	$ 0.25
Number of installment payments																						8		3	4

Commitments and Contingencies (Details) (USD $)	Oct. 05, 2012	Sep. 30, 2012
Commitments and Contingencies [Abstract]
The maximum liability under standby letter of credit		$ 1,200,000
Amount outstanding on standby letters of credit		700,000
Amount paid to landlord for termination of lease agreement	155,000
Equity financing from related transactions	4,000,000
Market capitalization	$ 18,000,000

Subsequent Events (Details) (USD $)	1 Months Ended								4 Months Ended		1 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	May 31, 2012	Apr. 30, 2012	Oct. 05, 2012	Sep. 30, 2012	Mar. 31, 2012	Feb. 10, 2012	Nov. 30, 2012 Stock Issued To Multiple Vendors [Member]	Nov. 30, 2012 Stock Issued To Vendor [Member]	Oct. 31, 2012 Lease Termination Two [Member]
Subsequent Event [Line Items]
Number of warrants issued	1,035,715	1,250,000	425,100	489,033
Exercise price of warrants	$ 0.28	$ 0.28	$ 0.64	$ 0.56		$ 0.28	$ 0.75	$ 0.508
Total contingent shares issuable to landlord as additional consideration for termination of lease agreement											1,500,000
Equity financing from related transactions					$ 4,000,000
Market capitalization					18,000,000
Value of amounts owed to vendor, settled with issuance of stock										20,000
Shares issued during period for settlement of outstanding amounts due to vendors									200,000	87,254
Value of shares issued during period for settlement of outstanding amounts due to vendors									$ 60,000